UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                    -----------

                        Gabelli Equity Series Funds, Inc.
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                              --------------

                    Date of reporting period: March 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2007





TO OUR SHAREHOLDERS,

      For the six month period ended March 31, 2007, The Gabelli Small Cap Growth Fund's Class AAA Shares gained 15.35%, outperforming the Russell 2000 Index return of 11.02%, the Standard & Poor's 500 Index return of 7.38%, and the Dow Jones Industrial Average return of 7.01%.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)(B)
                                      ----------------------------------------------------
                                                                                                            Since
                                                                                                          Inception
                                              Quarter      1 Year      3 Year       5 Year     10 Year   (10/22/91)
                                              -------      ------      ------       ------     -------    ---------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA ...............................  4.20%       12.65%      15.01%       13.86%      13.88%     15.57%
  Russell 2000 Index ........................  1.95         5.91       12.00        10.95       10.23      11.64
  Value Line Composite Index ................  3.76         9.77       12.59        11.92       12.89      13.71
  Class A ...................................  4.17        12.58       14.99        13.85       13.88      15.57
                                              (1.82)(c)     6.10(c)    12.74(c)     12.51(c)    13.20(c)   15.12(c)
  Class B ...................................  4.01        11.81       14.16        13.31       13.61      15.39
                                              (0.99)(d)     6.81(d)    13.39(d)     13.07(d)    13.61(d)   15.39(d)
  Class C ...................................  3.94        11.78       14.14        13.30       13.60      15.39
                                               2.94(e)     10.78(e)    14.14        13.30       13.60      15.39

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE
     SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   10/01/06         03/31/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,153.50        1.43%      $ 7.72
Class A            $1,000.00       $1,153.20        1.43%      $ 7.72
Class B            $1,000.00       $1,148.90        2.18%      $11.74
Class C            $1,000.00       $1,148.60        2.18%      $11.74

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.90        1.43%      $ 7.23
Class A            $1,000.00       $1,017.90        1.43%      $ 7.23
Class B            $1,000.00       $1,014.14        2.18%      $11.01
Class C            $1,000.00       $1,014.14        2.18%      $11.01

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2007:


THE GABELLI SMALL CAP GROWTH FUND

Equipment and Supplies ..........................  13.6%
Diversified Industrial ..........................   9.1%
Health Care .....................................   8.3%
U.S. Government Obligations .....................   6.2%
Energy and Utilities ............................   6.1%
Specialty Chemicals .............................   5.4%
Food and Beverage ...............................   4.7%
Financial Services ..............................   4.2%
Aviation: Parts and Services ....................   3.4%
Business Services ...............................   3.3%
Automotive: Parts and Accessories ...............   3.1%
Hotels and Gaming ...............................   3.1%
Consumer Products ...............................   2.7%
Retail ..........................................   2.3%
Entertainment ...................................   2.2%
Cable ...........................................   2.1%
Publishing ......................................   2.0%
Communications Equipment ........................   1.9%
Wireless Communications .........................   1.9%
Broadcasting ....................................   1.8%
Manufactured Housing and
   Recreational Vehicles ........................   1.5%
Real Estate .....................................   1.3%
Electronics .....................................   1.3%
Telecommunications ..............................   1.2%
Consumer Services ...............................   1.2%
Environmental Services ..........................   1.2%
Computer Software and Services ..................   1.1%
Transportation ..................................   1.1%
Metals and Mining ...............................   0.8%
Automotive ......................................   0.7%
Closed-End Funds ................................   0.7%
Building and Construction .......................   0.2%
Aerospace .......................................   0.2%
Paper and Forest Products .......................   0.1%
Satellite .......................................   0.1%
Educational Services ............................   0.1%
Agriculture .....................................   0.1%
Home Furnishings ................................   0.1%
Other Assets and Liabilities (Net) ..............  (0.4)%
                                                  ------
                                                  100.0%
                                                  ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- 93.6%
              AEROSPACE -- 0.2%
     100,000  Herley Industries Inc.+ ...........$  1,746,383  $  1,562,000
                                                 ------------  ------------
              AGRICULTURE -- 0.1%
       1,200  Cadiz Inc.+ .......................       4,500        30,528
      29,000  The Mosaic Co.+ ...................     441,978       773,140
                                                 ------------  ------------
                                                      446,478       803,668
                                                 ------------  ------------
              AUTOMOTIVE -- 0.7%
     200,000  ADESA, Inc. .......................   4,650,316     5,526,000
       6,000  Oshkosh Truck Corp. ...............      89,796       318,000
                                                 ------------  ------------
                                                    4,740,112     5,844,000
                                                 ------------  ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
       3,816  Aftermarket Technology
                Corp.+ ..........................      47,013        92,652
      75,000  BorgWarner Inc. ...................   1,609,839     5,656,500
     300,000  Dana Corp.+ .......................   1,161,925       262,500
     240,900  Earl Scheib Inc.+ .................   1,475,236       903,375
      60,000  Federal-Mogul Corp.+ ..............      87,700        46,200
     208,000  Midas Inc.+ .......................   2,692,351     4,486,560
     190,000  Modine Manufacturing Co. ..........   4,566,286     4,351,000
       7,875  Monro Muffler Brake Inc. ..........      52,860       276,413
     199,000  Proliance International Inc.+ .....   1,480,526       752,220
       2,000  Puradyn Filter
                Technologies Inc.+ ..............       2,750         1,160
      50,000  SORL Auto Parts Inc.+ .............     362,500       429,500
      50,250  Spartan Motors Inc. ...............     365,562     1,166,302
     170,000  Standard Motor Products Inc. ......   2,539,350     2,901,900
      27,000  Strattec Security Corp.+ ..........   1,058,830     1,200,960
      10,000  Superior Industries
                International Inc. ..............     241,845       208,300
      10,000  Tenneco Inc.+ .....................      20,900       254,600
     120,000  The Pep Boys - Manny,
                Moe & Jack ......................   1,628,358     2,290,800
      27,000  Thor Industries Inc. ..............     250,194     1,063,530
                                                 ------------  ------------
                                                   19,644,025    26,344,472
                                                 ------------  ------------
              AVIATION: PARTS AND SERVICES -- 5.0%
      25,000  AAR Corp.+ ........................     302,990       689,000
      10,000  Astronics Corp.+ ..................      48,990       176,000
      14,000  Barnes Group Inc. .................     119,438       322,140
     122,000  Curtiss-Wright Corp. ..............   1,495,053     4,701,880
       7,500  Ducommun Inc.+ ....................      80,125       192,975
      20,000  EDO Corp. .........................     441,767       524,000
      30,000  Embraer-Empresa Brasileira
                de Aeronautica SA, ADR ..........     508,773     1,375,800
      24,000  Gamesa Corp. Tecnologica SA .......     146,892       868,833
     280,000  GenCorp Inc.+ .....................   2,915,852     3,875,200
     445,000  Kaman Corp. .......................   7,044,098    10,372,950
      86,000  Moog Inc., Cl. A+ .................     555,983     3,581,900
      33,000  Sequa Corp., Cl. A+ ...............   1,223,442     3,952,410

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
      80,000  Sequa Corp., Cl. B+ ...............$  3,631,577  $  9,680,000
     280,000  The Fairchild Corp., Cl. A+ .......   1,398,908       565,600
      33,500  Woodward Governor Co. .............     657,315     1,379,195
                                                 ------------  ------------
                                                   20,571,203    42,257,883
                                                 ------------  ------------
              BROADCASTING -- 1.7%
     120,000  Acme Communications Inc. ..........     919,240       684,000
      32,000  Beasley Broadcast Group
                Inc., Cl. A .....................     333,159       271,040
       2,000  Cogeco Inc. .......................      39,014        65,396
     300,000  Crown Media Holdings Inc.,
                Cl. A+ ..........................   1,914,803     1,599,000
       3,333  CTN Media Group Inc.+ (c) .........      16,800             3
       2,000  Global Traffic Network Inc.+ ......      11,904        10,660
     270,000  Granite Broadcasting Corp.+ .......     383,116        18,900
     420,000  Gray Television Inc. ..............   3,765,759     4,376,400
      40,000  Gray Television Inc., Cl. A .......     503,408       418,000
      48,000  Hearst-Argyle Television Inc. .....     425,523     1,305,120
     300,000  ION Media Networks Inc.+ ..........     677,304       399,000
         250  Liberty Media Corp. -
                Capital, Cl. A+ .................      15,724        27,648
      20,000  Nexstar Broadcasting
                Group Inc., Cl. A+ ..............     187,302       192,200
      99,650  Salem Communications
                Corp., Cl. A ....................   1,483,549     1,245,625
     190,000  Sinclair Broadcast Group
                Inc., Cl. A .....................   2,054,325     2,935,500
      55,000  Spanish Broadcasting
                System Inc., Cl. A+ .............     480,891       220,000
     230,000  Young Broadcasting Inc.,
                 Cl. A+ .........................   2,235,627       929,200
                                                 ------------  ------------
                                                   15,447,448    14,697,692
                                                 ------------  ------------
              BUILDING AND CONSTRUCTION -- 0.2%
      16,500  Florida Rock Industries Inc. ......      96,939     1,110,285
      25,000  Huttig Building Products
                Inc.+ ...........................      90,165       151,250
       1,000  Insituform Technologies Inc.,
                Cl. A ...........................      20,344        20,790
       4,000  The Genlyte Group Inc.+ ...........       8,580       282,200
       1,000  Universal Forest Products Inc. ....      12,125        49,550
                                                 ------------  ------------
                                                      228,153     1,614,075
                                                 ------------  ------------
              BUSINESS SERVICES -- 2.9%
       5,000  ACCO Brands Corp.+ ................     123,890       120,450
     240,000  AMICAS Inc.+ ......................   1,041,111       681,600
      11,000  aQuantive Inc.+ ...................     292,754       307,010
       6,000  BB Holdings Ltd.+ .................      23,159        23,850
       5,000  BrandPartners Group Inc.+ .........       4,850           500
       2,400  Carlisle Group Ltd.+ ..............       3,630         5,101
       1,000  CheckFree Corp.+ ..................       9,040        37,090
     260,000  Edgewater Technology Inc.+ ........   1,125,922     2,194,400
      22,589  GSE Systems Inc.+ .................      31,625       143,440

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              BUSINESS SERVICES -- (CONTINUED)
         500  GSI Commerce Inc.+ ................$      8,649  $     11,295
      80,000  Industrial Distribution
                Group Inc.+ .....................     224,062       999,200
      60,000  Interactive Data Corp. ............     534,171     1,485,000
     160,000  Intermec Inc.+ ....................   3,133,816     3,574,400
      13,000  Landauer Inc. .....................     234,859       656,240
       4,000  MDC Partners Inc., Cl. A+ .........      12,360        30,920
     166,000  Nashua Corp.+ .....................   1,597,567     1,477,400
         375  OneSource Services Inc.+ ..........       3,461         4,741
     120,000  Paxar Corp.+ ......................   1,649,792     3,444,000
      20,000  R. H. Donnelley Corp.+ ............     269,035     1,417,800
      68,000  Sohgo Security Services
                Co. Ltd. ........................     864,949     1,246,436
      20,000  Stamps.com Inc.+ ..................     109,872       287,400
       4,000  StarTek Inc. ......................      62,677        39,160
      80,000  The Brink's Co. ...................   1,986,050     5,076,000
     147,265  Trans-Lux Corp. (a) ...............   1,135,175     1,082,398
                                                 ------------  ------------
                                                   14,482,476    24,345,831
                                                 ------------  ------------
              CABLE -- 2.1%
     230,000  Adelphia Communications
                Corp., Cl. A+ ...................      29,650         4,600
     230,000  Adelphia Communications
                Corp., Cl. A CVV+ ...............           0             0
     230,000  Adelphia Communications
                Corp., Cl. A Escrow+ ............           0             0
     510,000  Cablevision Systems Corp.,
                Cl. A+ ..........................           0    15,519,300
       9,329  Liberty Global Inc., Cl. A+ .......     249,972       307,204
       9,329  Liberty Global Inc., Cl. C+ .......     240,169       285,841
     105,000  Lin TV Corp., Cl. A+ ..............   1,789,529     1,669,500
       4,000  Outdoor Channel
                Holdings Inc.+ ..................      44,765        40,880
                                                 ------------  ------------
                                                    2,354,085    17,827,325
                                                 ------------  ------------
              CLOSED-END FUNDS -- 0.7%
      86,000  The Central Europe and
                Russia Fund Inc. ................   1,997,126     4,330,100
      36,700  The European Equity
                Fund Inc. .......................     386,832       444,804
      54,000  The New Germany Fund Inc. .........     635,491       889,920
      11,000  The Spain Fund Inc. ...............     103,029       171,270
                                                 ------------  ------------
                                                    3,122,478     5,836,094
                                                 ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 1.9%
      60,000  Andrew Corp.+ .....................     243,556       635,400
     150,000  Communications
                Systems Inc. ....................   1,040,821     1,557,000
     260,900  Sycamore Networks Inc.+ ...........     778,040       975,766
     276,000  Thomas & Betts Corp.+ .............   5,071,984    13,474,320
                                                 ------------  ------------
                                                    7,134,401    16,642,486
                                                 ------------  ------------

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMPUTER SOFTWARE AND SERVICES -- 1.1%
      73,000  Borland Software Corp.+ ...........$    612,810  $    384,710
      90,000  FalconStor Software Inc.+ .........     636,867       937,800
      33,099  Global Sources Ltd.+ ..............     444,668       463,055
      50,000  Jupitermedia Corp.+ ...............     435,800       331,000
      20,187  MKS Instruments Inc.+ .............     367,981       515,172
      15,000  NAVTEQ Corp.+ .....................     587,434       517,500
     200,000  Net Perceptions Inc.+ .............     124,295       500,000
     160,000  OpenTV Corp., Cl. A+ ..............     860,410       392,000
       8,000  Phoenix Technologies Ltd.+ ........      55,158        50,000
     800,000  StorageNetworks Inc.
                Escrow+ (c) .....................           0        24,000
     295,000  Tyler Technologies Inc.+ ..........   1,113,084     3,746,500
     290,000  Xanser Corp.+ .....................   1,059,514     1,595,000
                                                 ------------  ------------
                                                    6,298,021     9,456,737
                                                 ------------  ------------
              CONSUMER PRODUCTS -- 2.7%
      27,000  Adams Golf Inc.+ ..................      71,200        51,030
       5,250  Alberto-Culver Co. ................     123,588       120,120
      16,000  Ashworth Inc.+ ....................      69,906       121,120
      33,500  Chofu Seisakusho Co. Ltd. .........     484,644       717,817
      37,500  Church & Dwight Co. Inc. ..........     354,732     1,888,125
      35,000  Coachmen Industries Inc. ..........     436,787       368,550
       6,000  Elizabeth Arden Inc.+ .............      82,125       130,920
      50,000  Escada AG+ ........................   1,708,416     2,382,479
       2,000  Harley-Davidson Inc. ..............       4,712       117,500
     200,000  Hartmarx Corp.+ ...................   1,011,455     1,480,000
     100,000  Lenox Group Inc.+ .................   1,160,557       658,000
       5,000  Levcor International Inc.+ ........       7,650         2,000
     290,000  Marine Products Corp. .............     193,214     2,775,300
      34,000  National Presto
                Industries Inc. .................   1,079,778     2,095,760
      95,000  Revlon Inc., Cl. A+ ...............     314,830       101,650
      75,250  Sally Beauty Holdings Inc.+ .......     588,091       691,547
     699,100  Schiff Nutrition
                International Inc.+ .............   1,873,361     4,802,817
     110,000  Spectrum Brands Inc.+ .............   1,246,558       696,300
       6,000  Steven Madden Ltd. ................      30,540       175,200
      14,000  Stewart Enterprises Inc.,
                Cl. A ...........................      65,467       112,840
      87,425  Syratech Corp.+ ...................      17,426         7,431
       4,000  The Scotts Miracle-Gro Co.,
                Cl. A ...........................      45,880       176,120
      17,000  WD-40 Co. .........................     470,278       539,070
      85,000  Wolverine World Wide Inc. .........     827,407     2,428,450
                                                 ------------  ------------
                                                   12,268,602    22,640,146
                                                 ------------  ------------
              CONSUMER SERVICES -- 1.2%
      30,500  Bowlin Travel Centers Inc.+ .......      23,611        54,138
      50,000  Central Parking Corp. .............     762,283     1,109,000
       2,500  Collectors Universe Inc. ..........       8,720        35,025
      10,000  eLong Inc., ADR+ ..................     113,711        99,200

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              CONSUMER SERVICES -- (CONTINUED)
       5,000  Expedia Inc.+ .....................$     49,571  $    115,900
      40,000  IAC/InterActiveCorp+ ..............     471,795     1,508,400
      16,000  Martha Stewart Living
                Omnimedia Inc., Cl. A ...........     167,206       272,160
      20,000  Response USA Inc.+ ................      16,500             2
     305,000  Rollins Inc. ......................   2,632,358     7,018,050
      10,000  TiVo Inc.+ ........................      74,563        63,500
                                                 ------------  ------------
                                                    4,320,318    10,275,375
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 9.0%
      45,000  Acuity Brands Inc. ................     530,382     2,449,800
       2,000  Albany International Corp.,
                Cl.  A ..........................      71,251        71,880
      90,000  Ampco-Pittsburgh Corp. ............     905,431     2,600,100
       6,000  Anixter International Inc.+ .......      57,120       395,640
     290,000  Baldor Electric Co. ...............   7,881,723    10,944,600
     150,000  Crane Co. .........................   3,282,255     6,063,000
     100,000  Delta plc .........................     212,289       268,611
       4,000  ESCO Technologies Inc.+ ...........      66,552       179,280
         803  Foster Wheeler Ltd.+ ..............       3,183        46,887
      12,000  Gardner Denver Inc.+ ..............     103,046       418,200
     110,000  Greif Inc., Cl. A .................   2,212,806    12,222,100
      13,000  Greif Inc., Cl. B .................     948,864     1,336,660
     140,000  Griffon Corp.+ ....................   3,491,183     3,465,000
      10,000  Insteel Industries Inc. ...........       4,250       167,900
      72,000  Katy Industries Inc.+ .............     567,476       158,400
      73,000  Lindsay Corp. .....................     781,892     2,320,670
     158,000  Magnetek Inc.+ ....................   1,032,088       796,320
      37,000  Matthews International
                Corp., Cl. A ....................     861,644     1,505,900
     275,000  Myers Industries Inc. .............   2,505,876     5,137,000
     130,000  National Patent
                Development Corp.+ ..............      86,241       360,100
      93,750  Oil-Dri Corp. of America ..........     741,688     1,565,625
      15,000  Olin Corp. ........................     232,292       254,100
     220,000  Park-Ohio Holdings Corp.+ .........   1,220,379     4,070,000
      87,000  Precision Castparts Corp. .........   1,581,096     9,052,350
      32,000  Roper Industries Inc. .............     620,029     1,756,160
      40,000  Sonoco Products Co. ...............   1,071,920     1,503,200
      63,000  Standex International Corp. .......   1,253,307     1,796,130
      98,900  Tech/Ops Sevcon Inc. ..............     647,488       677,465
     115,000  The Lamson &
                Sessions Co.+ ...................     599,517     3,195,850
      65,000  Tredegar Corp. ....................     890,105     1,481,350
      73,048  WHX Corp.+ ........................   1,180,253       620,908
                                                 ------------  ------------
                                                   35,643,626    76,881,186
                                                 ------------  ------------
              EDUCATIONAL SERVICES -- 0.1%
       6,000  Career Education Corp.+ ...........     139,615       183,000
       8,000  School Specialty Inc.+ ............     362,067       288,880

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
      25,000  Universal Technical
                Institute Inc.+ .................$    531,376  $    577,000
                                                 ------------  ------------
                                                    1,033,058     1,048,880
                                                 ------------  ------------
              ELECTRONICS -- 1.3%
      32,000  Badger Meter Inc. .................     651,877       849,600
       2,000  Bel Fuse Inc., Cl. A ..............      66,272        75,560
     182,000  California Micro Devices
                Corp.+ ..........................   1,295,722       851,760
     205,000  CTS Corp. .........................   2,203,343     2,833,100
      20,000  Greatbatch Inc.+ ..................     487,480       510,000
      18,000  IMAX Corp.+ .......................     157,361        90,720
     200,000  KEMET Corp.+ ......................   1,645,120     1,530,000
      69,300  Methode Electronics Inc. ..........     650,898     1,023,561
      95,000  Park Electrochemical Corp. ........   2,193,420     2,576,400
      20,000  Trident Microsystems Inc.+ ........     119,857       401,200
       3,576  Trimble Navigation Ltd.+ ..........      99,306        95,980
      20,000  Zoran Corp.+ ......................     121,523       340,400
                                                 ------------  ------------
                                                    9,692,179    11,178,281
                                                 ------------  ------------
              ENERGY AND UTILITIES -- 6.1%
       3,000  AGL Resources Inc. ................      51,525       128,160
     440,000  Aquila Inc.+ ......................   1,516,877     1,839,200
       6,400  BIW Ltd. ..........................      94,563       112,960
      95,000  Callon Petroleum Co.+ .............     939,533     1,289,150
      37,000  CH Energy Group Inc. ..............   1,541,083     1,801,530
      12,000  Chesapeake Utilities Corp. ........     236,752       371,280
      70,000  CMS Energy Corp. ..................     395,665     1,246,000
      23,000  Connecticut Water
                Service Inc. ....................     464,832       553,150
       3,500  Consolidated Water Co. Ltd. .......      83,341        82,985
     150,000  Covanta Holding Corp.+ ............     644,530     3,327,000
      92,300  Duquesne Light Holdings
                Inc. ............................   1,354,906     1,826,617
     145,000  El Paso Electric Co.+ .............   1,886,797     3,820,750
      20,000  Environmental Power Corp.+ ........     110,000       140,000
     126,800  Florida Public Utilities Co. ......   1,177,900     1,572,320
      43,000  Middlesex Water Co. ...............     743,997       790,770
      10,000  Nicor Inc. ........................     221,002       484,200
      20,000  Oceaneering International
                Inc.+ ...........................     544,313       842,400
       2,000  PetroQuest Energy Inc.+ ...........       5,250        23,380
     973,500  RPC Inc. ..........................   1,021,292    16,218,510
      35,000  SEMCO Energy Inc.+ ................     218,317       266,700
      80,000  SJW Corp. .........................   1,241,954     3,238,400
      52,500  Southern Union Co. ................     682,575     1,595,475
     100,000  Southwest Gas Corp. ...............   1,772,385     3,887,000
      10,000  Tesoro Corp. ......................     140,933     1,004,300
       4,000  Toreador Resources Corp.+ .........      15,250        72,600
      10,000  Vestas Wind Systems A/S+ ..........      89,988       560,262
      10,000  W-H Energy Services Inc.+ .........     212,864       467,400
     145,000  Westar Energy Inc. ................   2,240,149     3,990,400
                                                 ------------  ------------
                                                   19,648,573    51,552,899
                                                 ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              ENTERTAINMENT -- 2.2%
     100,000  Aruze Corp. .......................$  2,085,138  $  3,487,780
      42,500  Canterbury Park
                Holding Corp. ...................     594,314       601,375
       6,048  Chestnut Hill Ventures+ (c) .......     164,590       171,871
         500  Discovery Holding Co., Cl. A+ .....       6,095         9,565
     201,000  Dover Motorsports Inc. ............   1,104,623     1,055,250
      92,600  Fisher Communications Inc.+ .......   5,191,906     4,500,360
     581,466  Gemstar-TV Guide
                International Inc.+ .............   3,218,348     2,436,343
      16,000  International Speedway
                Corp., Cl. A ....................     515,479       827,200
       2,500  International Speedway
                Corp., Cl. B ....................      45,000       127,750
      10,000  Metromedia International
                Group Inc.+ .....................       6,700        15,100
     320,000  Six Flags Inc.+ ...................   1,620,999     1,923,200
     200,000  The Topps Co. Inc. ................   1,626,618     1,944,000
      50,030  Triple Crown Media Inc.+ ..........     608,308       419,752
      50,000  World Wrestling Entertainment
                Inc., Cl. A .....................     581,121       815,000
      35,000  WPT Enterprises Inc.+ .............     274,988       179,900
                                                 ------------  ------------
                                                   17,644,227    18,514,446
                                                 ------------  ------------
              ENVIRONMENTAL SERVICES -- 1.2%
     200,000  Allied Waste
                Industries Inc.+ ................   1,943,361     2,518,000
       8,000  Basin Water Inc.+ .................      72,458        54,960
      22,000  Catalytica Energy Systems
                Inc.+ ...........................     153,722        31,680
     262,500  Republic Services Inc. ............   2,490,315     7,302,750
                                                 ------------  ------------
                                                    4,659,856     9,907,390
                                                 ------------  ------------
              EQUIPMENT AND SUPPLIES -- 12.0%
      15,000  A.O. Smith Corp., Cl. A ...........     336,569       573,300
     249,000  AMETEK Inc. .......................     996,986     8,600,460
     425,000  Baldwin Technology Co. Inc.,
                Cl. A+ ..........................   1,353,684     2,125,000
      26,000  Belden CDT Inc. ...................     290,500     1,393,340
      14,000  C&D Technologies Inc. .............     240,930        70,420
      50,000  Capstone Turbine Corp.+ ...........     103,400        53,000
     205,000  CIRCOR International Inc. .........   3,175,395     7,318,500
     403,500  CLARCOR Inc. ......................   2,504,358    12,831,300
     200,000  Core Molding Technologies
                Inc.+ ...........................     299,389     1,560,000
     178,000  Crown Holdings Inc.+ ..............     719,229     4,353,880
       2,000  Danaher Corp. .....................      34,106       142,900
      66,000  Donaldson Co. Inc. ................     761,576     2,382,600
     350,000  Enodis plc ........................   1,147,011     1,417,094
      90,000  Entegris Inc.+ ....................     708,040       963,000
     440,000  Fedders Corp.+ ....................   1,941,824       396,000

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
     188,000  Flowserve Corp. ...................$  3,473,080  $ 10,751,720
     152,500  Franklin Electric Co. Inc. ........   1,244,803     7,091,250
      10,000  Gehl Co.+ .........................     266,202       253,800
      40,000  General Magnaplate Corp. (c) ......      83,763        60,000
     135,000  Gerber Scientific Inc.+ ...........   1,290,225     1,432,350
      84,000  Graco Inc. ........................     928,834     3,289,440
     150,000  GrafTech International Ltd.+ ......   1,005,827     1,362,000
      60,000  IDEX Corp. ........................     556,738     3,052,800
     140,000  Interpump Group SpA ...............     549,846     1,565,343
       4,000  Jarden Corp.+ .....................      11,351       153,200
       9,900  K-Tron International Inc.+ ........      73,883       710,127
      65,000  L.S. Starrett Co., Cl. A ..........   1,110,086     1,170,000
      29,000  Littelfuse Inc.+ ..................     577,404     1,177,400
     107,000  Lufkin Industries Inc. ............   1,029,240     6,011,260
      55,000  Maezawa Kyuso Industries
                Co. Ltd. ........................     359,609       909,666
      26,666  Met-Pro Corp. .....................     192,463       387,457
       1,000  Middleby Corp.+ ...................      37,310       131,840
      20,800  Mueller Industries Inc. ...........     661,915       626,080
       2,000  Northwest Pipe Co.+ ...............      55,888        79,660
      10,000  Plantronics Inc. ..................     246,559       236,200
      50,000  Robbins & Myers Inc. ..............   1,023,975     1,864,500
      95,000  SL Industries Inc.+ ...............   1,114,953     1,429,750
       5,000  Teleflex Inc. .....................      76,167       340,350
     190,000  Tennant Co. .......................   4,026,399     5,983,100
     125,000  The Gorman-Rupp Co. ...............   1,952,228     4,003,750
       5,000  Valmont Industries Inc. ...........      40,625       289,150
       7,875  Watsco Inc., Cl. B ................      23,627       403,594
      85,000  Watts Water Technologies
                Inc., Cl. A .....................   1,642,405     3,232,550
      15,000  Wolverine Tube Inc.+ ..............     150,915        34,800
                                                 ------------  ------------
                                                   38,419,317   102,213,931
                                                 ------------  ------------
              FINANCIAL SERVICES -- 4.2%
      10,200  Alleghany Corp.+ ..................   1,766,001    3,810,720
      39,000  Argonaut Group Inc.+ ..............     844,315     1,262,040
      73,000  Bank of Florida Corp.+ ............   1,095,000     1,379,700
      98,000  BKF Capital Group Inc.+ ...........   1,451,908       318,500
     360,000  CNA Surety Corp.+ .................   3,944,587     7,596,000
      19,100  Crazy Woman Creek
                Bancorp Inc. ....................     285,742       375,888
      37,000  Epoch Holding Corp.+ ..............      63,098       489,140
       3,000  Federal Agricultural
                Mortgage Corp., Cl. C ...........      24,000        81,600
      33,000  First Republic Bank ...............     636,067     1,772,100
     125,000  Flushing Financial Corp. ..........   1,906,218     2,028,750
     233,000  Franklin Bank Corp.+ ..............   4,679,715     4,163,710
       1,000  KBW Inc.+ .........................      21,000        34,760
      72,000  LaBranche & Co. Inc.+ .............     686,494       587,520
       1,000  LandAmerica Financial
                Group Inc. ......................      12,175        73,910

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
      66,000  Landesbank Berlin
                Holding AG+ .....................$  1,280,794  $    608,344
       3,000  Leucadia National Corp. ...........      24,354        88,260
      50,000  MVC Capital Inc. ..................     461,995       782,500
       1,500  NetBank Inc. ......................       6,000         3,315
     100,000  NewAlliance Bancshares Inc. .......   1,463,358     1,621,000
      65,320  Sterling Bancorp ..................   1,155,419     1,182,292
      24,000  SWS Group Inc. ....................     266,274       595,440
     107,500  The Midland Co. ...................     822,713     4,560,150
      50,000  Wilmington Trust Corp. ............   1,574,410     2,108,500
                                                 ------------  ------------
                                                   24,471,637    35,524,139
                                                 ------------  ------------
              FOOD AND BEVERAGE -- 4.7%
      30,000  Boston Beer Co. Inc., Cl. A+ ......     468,757     1,000,500
      25,000  Brown-Forman Corp., Cl. A .........     738,455     1,727,000
         100  Compania Cervecerias
                Unidas SA, ADR ..................       2,455         3,142
      34,000  Corn Products International
                Inc. ............................     548,897     1,210,060
      20,000  Davide Campari-Milano SpA .........     200,946       196,904
     100,000  Del Monte Foods Co. ...............     997,536     1,148,000
      85,000  Denny's Corp.+ ....................     132,581       416,500
     600,000  Dynasty Fine Wines
                Group Ltd. ......................     219,286       254,943
         100  Embotelladora Andina SA,
                Cl. A, ADR ......................       1,295         1,789
      25,000  Farmer Brothers Co. ...............     389,323       567,500
     222,000  Flowers Foods Inc. ................   1,836,934     6,697,740
         500  Genesee Corp., Cl. A+ .............           0         1,112
      21,500  Genesee Corp., Cl. B+ .............      32,823        52,245
     701,500  Grupo Continental SA ..............   1,058,724     1,515,709
      10,000  Hain Celestial Group Inc.+ ........     184,774       300,700
      70,000  ITO EN Ltd. .......................   2,176,734     2,281,059
      20,000  J & J Snack Foods Corp. ...........     441,518       789,800
     298,000  Kikkoman Corp. ....................   2,382,970     3,818,568
      30,000  Lifeway Foods Inc.+ ...............     174,542       270,300
      20,000  Meiji Seika Kaisha Ltd. ...........      87,470        92,838
      35,000  MGP Ingredients Inc. ..............     243,900       712,950
      12,000  Nathan's Famous Inc.+ .............     111,561       180,000
       5,850  Nissin Food Products
                Co. Ltd. ........................     184,636       214,460
       4,000  Omni Nutraceuticals Inc.+ .........      13,563             4
      20,000  PepsiAmericas Inc. ................     286,588       446,400
      53,000  Ralcorp Holdings Inc.+ ............     794,081     3,407,900
      12,250  The Cheesecake Factory Inc.+ ......      63,971       326,462
      66,000  The J.M. Smucker Co. ..............   1,599,230     3,519,120
     120,000  The Steak n Shake Co.+ ............   1,434,720     2,012,400
      66,673  Tootsie Roll Industries Inc. ......   1,301,712     1,998,180
      49,000  Triarc Cos. Inc., Cl. A ...........     348,372       917,770
     119,000  Triarc Cos. Inc., Cl. B ...........   1,016,318     2,045,610

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
       2,000  Vina Concha Y Toro SA, ADR ........$     54,957  $     66,280
       1,000  Willamette Valley
                Vineyards Inc.+ .................       3,994         6,970
      60,000  YAKULT HONSHA Co. Ltd. ............   1,619,327     1,532,587
                                                 ------------  ------------
                                                   21,152,950    39,733,502
                                                 ------------  ------------
              HEALTH CARE -- 8.3%
      50,000  Align Technology Inc.+ ............     444,171       793,000
      50,000  Allergan Inc. .....................   1,964,408     5,541,000
      90,000  Alpharma Inc., Cl. A ..............   2,055,985     2,167,200
     130,000  AngioDynamics Inc.+ ...............   2,692,278     2,195,700
       5,000  Anika Therapeutics Inc.+ ..........      64,475        61,750
     117,500  Animal Health
                International Inc.+ .............   1,292,500     1,420,575
      41,000  ArthroCare Corp.+ .................     856,241     1,477,640
       7,800  Bio-Rad Laboratories
                 Inc., Cl. A+ ...................     309,943       544,752
       1,000  Biomet Inc. .......................      30,350        42,490
      90,000  Biosite Inc.+ .....................   4,818,333     7,557,300
       9,000  Bruker BioSciences Corp.+ .........      34,729        94,680
     145,000  Chemed Corp. ......................   2,348,215     7,099,200
      74,000  CONMED Corp.+ .....................   1,945,384     2,163,020
      40,000  Crucell NV, ADR+ ..................     753,937     1,010,800
      82,000  Del Global Technologies
                Corp.+ ..........................     178,596       168,100
      60,000  DexCom Inc.+ ......................     934,286       471,600
       1,000  Digene Corp.+ .....................       8,000        42,410
      90,000  Edwards Lifesciences Corp.+ .......   3,180,397     4,563,000
       1,102  Enzo Biochem Inc.+ ................      13,091        16,618
      65,000  Exactech Inc.+ ....................     920,376     1,032,850
      47,000  Henry Schein Inc.+ ................     827,131     2,593,460
      32,000  ICU Medical Inc.+ .................     940,126     1,254,400
      15,000  IMS Health Inc. ...................     412,500       444,900
       2,000  Integra LifeSciences
                Holdings Corp.+ .................      43,600        91,160
     109,800  IntraLase Corp.+ ..................   2,513,704     2,742,804
       2,000  Invacare Corp. ....................      55,370        34,880
      30,000  Inverness Medical
                Innovations Inc.+ ...............     554,733     1,313,400
      26,000  Invitrogen Corp.+ .................   1,338,072     1,654,900
     100,000  Lifecore Biomedical Inc.+ .........     958,195     1,877,000
      40,000  MWI Veterinary Supply
                Inc.+ ...........................     972,736     1,320,000
      15,000  Nabi Biopharmaceuticals+ ..........     105,625        79,650
       3,000  NeoPharm Inc.+ ....................      29,760         5,100
       5,000  NeuroMetrix Inc.+ .................     132,176        48,550
       1,300  Nobel Biocare Holding AG ..........     100,171       473,933
      33,000  Orthofix International NV+ ........   1,104,139     1,684,650
       2,000  OrthoLogic Corp.+ .................       6,750         3,120
      35,000  Owens & Minor Inc. ................     692,324     1,285,550
     100,000  Penwest Pharmaceuticals Co.+ ......   1,185,995     1,008,000
      18,900  Possis Medical Inc.+ ..............     194,460       245,889

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              HEALTH CARE -- (CONTINUED)
      30,000  PSS World Medical Inc.+ ...........$    367,273  $    634,200
     155,000  Quidel Corp.+ .....................   1,009,388     1,860,000
     100,000  Regeneration
                Technologies Inc.+ ..............   1,003,406       725,000
      18,000  Sirona Dental Systems Inc. ........     172,763       620,280
     590,000  SNIA SpA+ .........................     133,755       132,803
     130,000  Sonic Innovations Inc.+ ...........     601,533     1,098,500
   1,650,000  Sorin SpA+ ........................   5,670,626     3,639,041
     300,000  SSL International plc .............   1,916,573     2,362,890
       2,500  Straumann Holding AG ..............     224,697       716,990
       4,200  Stryker Corp. .....................     162,570       278,544
      40,000  Thoratec Corp.+ ...................     478,455       836,000
      23,400  United-Guardian Inc. ..............     204,923       218,088
      45,000  Vascular Solutions Inc.+ ..........     386,334       442,800
       1,000  Wright Medical Group Inc.+ ........      16,460        22,290
       5,100  Young Innovations Inc. ............     128,516       138,822
                                                 ------------  ------------
                                                   49,490,534    70,351,279
                                                 ------------  ------------
              HOME FURNISHINGS -- 0.1%
      13,000  Bassett Furniture
                Industries Inc. .................     215,616       191,360
       4,000  Bed Bath & Beyond Inc.+ ...........      11,125       160,680
       1,000  Foamex International Inc.+ ........       5,805         5,300
      27,000  La-Z-Boy Inc. .....................     226,525       334,260
                                                 ------------  ------------
                                                      459,071       691,600
                                                 ------------  ------------
              HOTELS AND GAMING -- 3.1%
      12,000  Boyd Gaming Corp. .................      90,225       571,680
      70,000  Churchill Downs Inc. ..............   2,235,482     3,177,300
     100,000  Dover Downs Gaming &
                Entertainment Inc. ..............     666,063     1,288,000
     160,000  Gaylord Entertainment Co.+ ........   4,728,162     8,459,200
      10,002  Harrah's Entertainment Inc. .......     498,147       844,669
       4,000  Home Inns & Hotels
                Management Inc., ADR+ ...........     115,011       145,360
     140,000  Lakes Entertainment Inc.+ .........     717,933     1,561,000
       1,200  Las Vegas Sands Corp.+ ............      34,800       103,932
     405,000  Magna Entertainment
                Corp., Cl. A+ ...................   2,672,344     1,474,200
      20,000  Marcus Corp. ......................     377,480       465,200
      82,000  Penn National Gaming Inc.+ ........     186,907     3,478,440
      90,000  Pinnacle Entertainment Inc.+ ......     787,681     2,616,300
       3,000  Station Casinos Inc. ..............      11,670       259,710
      16,000  Wynn Resorts Ltd. .................     231,002     1,517,760
      20,000  Youbet.com Inc.+ ..................      51,494        60,000
                                                 ------------  ------------
                                                   13,404,401    26,022,751
                                                 ------------  ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.5%
      58,000  Cavco Industries Inc.+ ............   1,127,032     2,027,100
     335,000  Champion Enterprises Inc.+ ........   3,495,127     2,948,000
      17,000  Drew Industries Inc.+ .............     296,303       487,560

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
     200,000  Fleetwood Enterprises Inc.+ .......$  2,557,248  $  1,582,000
      68,000  Monaco Coach Corp. ................   1,493,022     1,083,240
     135,000  Skyline Corp. .....................   4,382,320     4,554,900
                                                 ------------  ------------
                                                   13,351,052    12,682,800
                                                 ------------  ------------
              METALS AND MINING -- 0.8%
      60,000  Arizona Star Resource Corp.+ ......     248,020       711,996
      52,003  Barrick Gold Corp. ................   1,522,648     1,484,686
      10,000  Inmet Mining Corp. ................     325,911       550,022
      15,000  Ivanhoe Mines Ltd.+ ...............     111,730       172,200
     142,115  Kinross Gold Corp.+ ...............     984,488     1,959,766
      10,000  Meridian Gold Inc.+ ...............      75,630       255,300
      22,000  Novelis Inc. ......................     470,548       970,420
     190,000  Royal Oak Mines Inc.+ .............     322,487             0
      30,148  Stillwater Mining Co.+ ............     389,561       382,578
      52,000  Uranium Resources Inc.+ ...........     287,136       423,800
                                                 ------------  ------------
                                                    4,738,159     6,910,768
                                                 ------------  ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      68,000  Pope & Talbot Inc.+ ...............   1,058,235       459,000
      18,000  Schweitzer-Mauduit
                International Inc. ..............     424,690       447,300
      22,000  Wausau Paper Corp. ................     255,362       315,920
                                                 ------------  ------------
                                                    1,738,287     1,222,220
                                                 ------------  ------------
              PUBLISHING -- 2.0%
     307,237  Independent News &
                Media plc .......................     431,671     1,395,431
      12,000  John Wiley & Sons Inc.,
                Cl. B ...........................      46,500       454,500
      80,000  Journal Communications
                Inc., Cl. A .....................   1,263,658     1,048,800
     125,000  Journal Register Co. ..............   1,709,668       745,000
      11,000  Lee Enterprises Inc. ..............     261,685       330,550
      53,000  McClatchy Co., Cl. A ..............   1,581,315     1,675,330
      66,500  Media General Inc., Cl. A .........   1,928,333     2,537,640
      23,000  Meredith Corp. ....................     429,183     1,319,970
     260,000  News Corp., Cl. A .................     765,310     6,011,200
     380,000  PRIMEDIA Inc.+ ....................   1,161,316     1,010,800
       4,500  Value Line Inc. ...................     183,817       215,100
                                                 ------------  ------------
                                                    9,762,456    16,744,321
                                                 ------------  ------------
              REAL ESTATE -- 1.3%
         190  Case Pomeroy &
                Co. Inc., Cl. A (c) .............     222,300       352,450
     170,000  Griffin Land &
                Nurseries Inc.+ .................   2,202,169     6,035,000
       9,000  Gyrodyne Co. of
                America Inc. ....................     135,071       531,000
      20,000  Malan Realty
                Investors Inc.+ (c) .............      72,279        14,800
     107,000  Morguard Corp. ....................   1,356,840     4,448,679
                                                 ------------  ------------
                                                    3,988,659    11,381,929
                                                 ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- (CONTINUED)
              RETAIL -- 2.3%
     144,000  Aaron Rents Inc., Cl. A ...........$    521,690  $  3,467,520
      35,000  Big 5 Sporting Goods Corp. ........     657,716       907,200
       8,000  Casey's General Stores Inc. .......     124,503       200,080
      62,000  Coldwater Creek Inc.+ .............     127,466     1,257,360
      20,000  CoolBrands
                International Inc.+ .............      81,374        19,922
      60,000  Copart Inc.+ ......................   1,823,440     1,680,600
     100,000  CSK Auto Corp.+ ...................   1,630,081     1,720,000
       3,000  Gander Mountain Co.+ ..............      27,860        33,480
     158,000  Ingles Markets Inc., Cl. A ........   1,967,632     6,452,720
      35,000  Movado Group Inc. .................     515,027     1,030,750
      30,000  Pier 1 Imports Inc. ...............     202,215       207,300
      14,000  Tractor Supply Co.+ ...............     655,631       721,000
      40,000  Weis Markets Inc. .................   1,174,744     1,788,000
                                                 ------------  ------------
                                                    9,509,379    19,485,932
                                                 ------------  ------------
              SATELLITE -- 0.1%
     200,000  Sirius Satellite Radio Inc.+ ......     981,915       640,000
      35,000  XM Satellite Radio
                Holdings Inc., Cl. A+ ...........     302,980       452,200
                                                 ------------  ------------
                                                    1,284,895     1,092,200
                                                 ------------  ------------
              SPECIALTY CHEMICALS -- 5.4%
      40,000  A. Schulman Inc. ..................     739,148       942,400
      24,000  Airgas Inc. .......................     150,350     1,011,600
      80,000  Albemarle Corp. ...................   1,125,964     3,307,200
      35,000  Arch Chemicals Inc. ...............     766,922     1,092,700
     400,000  Chemtura Corp. ....................   4,238,263     4,372,000
      10,000  Cytec Industries Inc. .............     278,296       562,400
       6,000  Dionex Corp.+ .....................     180,000       408,660
     180,400  Ferro Corp. .......................   4,048,878     3,898,444
     236,000  H.B. Fuller Co. ...................   2,083,971     6,435,720
      65,000  Hawkins Inc. ......................     897,763       962,000
     390,000  Hercules Inc.+ ....................   3,763,087     7,620,600
     140,000  MacDermid Inc. ....................   2,431,741     4,881,800
     140,000  Material Sciences Corp.+ ..........   1,300,684     1,397,200
     155,000  Omnova Solutions Inc.+ ............     948,026       846,300
      50,000  Penford Corp. .....................     539,601     1,007,000
      10,000  Quaker Chemical Corp. .............     181,137       238,100
     273,000  Sensient Technologies Corp. .......   5,506,095     7,037,940
                                                 ------------  ------------
                                                   29,179,926    46,022,064
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 1.2%
      29,425  Alltel Corp. ......................     146,376     1,824,350
      23,000  Atlantic Tele-Network Inc. ........      92,644       600,990
     200,000  Cincinnati Bell Inc.+ .............     517,183       940,000
      57,600  Citizens Communications Co ........     845,568       861,120
       6,795  Community Service
                Communications Inc.+ ............           0        21,744
      46,000  D&E Communications Inc. ...........     592,050       612,720
     120,000  Rogers Communications
                Inc., Cl. B .....................     579,562     3,931,200

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
      20,000  Shenandoah
                Telecommunications Co. ..........$    296,543  $    941,800
      30,000  Stratos International Inc.+ .......     182,534       222,600
         870  Virgin Media Inc. .................      13,291        21,967
      24,000  Windstream Corp. ..................      25,072       352,560
      53,000  Winstar Communications
                Inc.+ (c) .......................         132            53
                                                 ------------  ------------
                                                    3,290,955    10,331,104
                                                 ------------  ------------
              TRANSPORTATION -- 1.1%
     150,000  GATX Corp. ........................   4,610,044     7,170,000
     125,000  Grupo TMM SA, Cl. A,
                ADR+ ............................     946,399       351,250
       2,000  Irish Continental Group plc+ ......      17,409        53,113
      50,000  OMI Corp. .........................     313,120     1,343,000
       5,100  Providence and Worcester
                Railroad Co. ....................      42,979        90,270
                                                 ------------  ------------
                                                    5,929,951     9,007,633
                                                 ------------  ------------
              WIRELESS COMMUNICATIONS -- 1.9%
      45,000  Centennial Communications
                Corp.+ ..........................     246,806       370,350
      25,000  Nextwave Wireless Inc.+ ...........     308,546       250,000
      72,000  Price Communications Corp. ........     905,273     1,440,000
      55,000  Rural Cellular Corp., Cl. A+ ......     374,090       657,800
      10,000  SunCom Wireless Holdings
                 Inc., Cl. A+ ...................      69,480        16,800
     143,000  Vimpel-Communications, ADR+ .......   1,216,061    13,562,120
         180  Xanadoo Co.+ ......................     131,915        44,550
                                                 ------------  ------------
                                                    3,252,171    16,341,620
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............... 434,549,502   794,990,659
                                                 ------------  ------------
              PREFERRED STOCKS -- 0.3%
              BROADCASTING -- 0.1%
       1,063  Granite Broadcasting Corp.,
                12.750% Pfd.+ ...................     439,683        77,068
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (c)(d)(e) ................   1,000,000     1,000,000
       1,103  PTV Inc., 10.000% Pfd.,
                Ser. A ..........................           0         4,798
                                                 ------------  ------------
                                                    1,439,683     1,081,866
                                                 ------------  ------------
              BUSINESS SERVICES -- 0.1%
      23,382  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A+ (c)(d)(e) ...............   2,163,146       818,376
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
         151  Foster Wheeler Ltd.,
                Pfd., Ser. B+ ...................      38,060       302,000
                                                 ------------  ------------
              TOTAL PREFERRED STOCKS ............   3,640,889     2,202,242
                                                 ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     800,000  Exide Technologies,
                Escrow+ .........................$          0  $          0
                                                 ------------  ------------
              HEALTH CARE -- 0.0%
      82,000  Del Global Technologies
                Corp.+ ..........................      72,948        16,400
                                                 ------------  ------------
              HOME FURNISHINGS -- 0.0%
       1,000  Foamex International Inc.+ ........       2,257         3,050
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 0.0%
       3,940  Granite Broadcasting Corp.+ .......           0             0
                                                 ------------  ------------
              TOTAL RIGHTS ......................      75,205        19,450
                                                 ------------  ------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
                expire 05/05/11+ ................       2,247           970
                                                 ------------  ------------
              BUSINESS SERVICES -- 0.1%
     261,431  GP Strategies Corp.,
                expire 08/14/08+ (c)(e) .........     634,637       955,302
     125,000  Interep National Radio
                Sales Inc., expire 05/06/07+
                (c)(d)(e) .......................           0             0
                                                 ------------  ------------
                                                      634,637       955,302
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent
                Development Corp.,
                expire 08/14/08+ (c)(e) .........           0       234,381
      13,217  WHX Corp.,
                expire 02/28/08+ ................      52,373         4,957
                                                 ------------  ------------
                                                       52,373       239,338
                                                 ------------  ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                expire 03/28/08+ ................      24,809         2,885
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc., expire 01/13/11+ ........         124            55
                                                 ------------  ------------
              TOTAL WARRANTS ....................     714,190     1,198,550
                                                 ------------  ------------
   PRINCIPAL
    AMOUNT
   ---------
              CORPORATE BONDS -- 0.2%
              AVIATION: PARTS AND SERVICES -- 0.0%
  $ 300,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ................     299,709       310,500
                                                 ------------  ------------
              BUSINESS SERVICES -- 0.2%
  2,000,000   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (c)(e) .........   1,686,198     1,346,204
                                                 ------------  ------------

  PRINCIPAL                                                        MARKET
   AMOUNT                                             COST          VALUE
  ---------                                           ----         -------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
 $  300,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (b)(c) ........$      1,185  $          0
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 0.0%
    400,000   Williams Communications
                Group Inc., Escrow,
                10.875%, 10/01/09+ (b)(c) .......           0             0
                                                 ------------  ------------
              TOTAL CORPORATE BONDS .............   1,987,092     1,656,704
                                                 ------------  ------------
              U.S. GOVERNMENT OBLIGATIONS -- 6.2%
 53,019,000   U.S. Treasury Bills,
                5.030% to 5.193%++,
                04/05/07 to 09/06/07 ............  52,793,829    52,794,672
                                                 ------------  ------------
              TOTAL
                INVESTMENTS -- 100.4% ...........$493,760,707   852,862,277
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)% ....  (3,497,822)
                                                               ------------
              NET ASSETS -- 100.0% ............................$849,364,455
                                                               ============
----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security is in default.
 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $4,977,440 or 0.59% of total net assets.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $1,818,376 or 0.21% of total net assets.
 (e) At March 31,2007, the Fund held restricted and illiquid securities amounting to $4,354,263 or 0.51% of total net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                            03/31/07
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION  ACQUISITION    VALUE
  AMOUNT    ISSUER                              DATE        COST       PER UNIT
 --------   -----                               ----        ----       --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 ............... 08/08/03  $1,362,935   $   67.3102
   261,431  GP Strategies Corp.
             warrants
             expire 08/14/08 ................ 08/08/03     634,637        3.6541
       100  Gray Television Inc., 8.000%
             Cv. Pfd., Ser. C ............... 04/22/02   1,000,000   10,000.0000
    23,382  Interep National
             Radio Sales Inc.,
             4.000% Cv. Pfd., Ser. A ........ 05/03/02   2,163,146       35.0003
   125,000  Interep National Radio Sales Inc.
             warrants expire 05/06/07 ....... 05/03/02        0.00            --
   379,703  National Patent Development Corp.
             warrants expire 08/14/08 ....... 11/24/04        0.00        0.6173

ADR American Depository Receipt
CVV Contingent Value Vehicle
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $492,625,532) .................  $ 851,779,879
  Investments in affiliate, at value (cost $1,135,175) ......      1,082,398
  Cash ......................................................            513
  Foreign currency, at value (cost $8) ......................              8
  Receivable for Fund shares sold ...........................      2,967,106
  Dividends and interest receivable .........................        795,192
  Receivable for investments sold ...........................        292,311
  Prepaid expense ...........................................         18,669
                                                               -------------
  TOTAL ASSETS ..............................................    856,936,076
                                                               -------------
LIABILITIES:
  Payable for investments purchased .........................      3,176,464
  Payable for Fund shares redeemed ..........................      3,096,046
  Payable for investment advisory fees ......................        723,193
  Payable for distribution fees .............................        183,541
  Payable for accounting fees ...............................         11,376
  Payable for Directors' fees ...............................            480
  Other accrued expenses ....................................        380,521
                                                               -------------
  TOTAL LIABILITIES .........................................      7,571,621
                                                               -------------
  NET ASSETS applicable to 26,133,710
    shares outstanding ......................................  $ 849,364,455
                                                               =============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ...........  $ 460,856,519
  Accumulated net investment loss ...........................       (912,341)
  Accumulated net realized gain on investments
    and foreign currency transactions .......................     30,318,476
  Net unrealized appreciation on investments ................    359,101,570
  Net unrealized appreciation on foreign
    currency translations ...................................            231
                                                               -------------
  NET ASSETS ................................................  $ 849,364,455
                                                               =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($840,845,902 / 25,867,731 shares
    outstanding; 150,000,000 shares authorized) .............         $32.51
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($3,966,693 / 122,047 shares outstanding;
    50,000,000 shares authorized) ...........................         $32.50
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) .....................................         $34.48
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($123,856 / 3,915 shares outstanding;
    50,000,000 shares authorized) ...........................         $31.64(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($4,428,004 / 140,017 shares outstanding;
    50,000,000 shares authorized) ...........................         $31.62(a)
                                                                      ======
------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $13,017) ..............      $   4,127,136
  Interest .................................................            543,388
  Interest - affiliated ....................................              5,419
                                                                  -------------
  TOTAL INVESTMENT INCOME ..................................          4,675,943
                                                                  -------------
EXPENSES:
  Investment advisory fees .................................          3,887,997
  Distribution fees - Class AAA ............................            964,153
  Distribution fees - Class A ..............................              3,559
  Distribution fees - Class B ..............................                602
  Distribution fees - Class C ..............................             16,549
  Shareholder services fees ................................            398,343
  Shareholder communications expenses ......................            101,957
  Custodian fees ...........................................             58,527
  Legal and audit fees .....................................             28,215
  Accounting fees ..........................................             22,625
  Registration expenses ....................................             21,090
  Directors' fees ..........................................             14,467
  Interest expense .........................................              7,513
  Miscellaneous expenses ...................................             33,315
                                                                  -------------
  TOTAL EXPENSES ...........................................          5,558,912
  Less: Custodian fee credits ..............................             (2,751)
                                                                  -------------
  TOTAL NET EXPENSES .......................................          5,556,161
                                                                  -------------
  NET INVESTMENT LOSS ......................................           (880,218)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................         33,897,213
  Net realized loss on foreign currency
    transactions ...........................................               (540)
                                                                  -------------
  Net realized gain on investments and loss on
    foreign currency transactions ..........................         33,896,673
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments ............................         75,034,373
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ..........                343
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................................         75,034,716
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY ......................        108,931,389
                                                                  -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ................................      $ 108,051,171
                                                                  =============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                 SIX MONTHS ENDED
                                                                                  MARCH 31, 2007         YEAR ENDED
                                                                                    (UNAUDITED)      SEPTEMBER 30, 2006
                                                                                ---------------      ------------------
OPERATIONS:
  Net investment loss ....................................................      $    (880,218)         $    (714,480)
  Net realized gain on investments and foreign currency transactions .....         33,896,673             64,428,922
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations ........................         75,034,716                (40,414)
                                                                                -------------          -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................        108,051,171             63,674,028
                                                                                -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class AAA ............................................................        (54,810,246)           (50,200,421)
    Class A ..............................................................           (187,774)              (124,948)
    Class B ..............................................................             (8,873)                (9,605)
    Class C ..............................................................           (241,821)              (119,963)
                                                                                -------------          -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (55,248,714)           (50,454,937)
                                                                                -------------          -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ............................................................         60,887,978            (18,592,269)
    Class A ..............................................................          1,589,548                639,229
    Class B ..............................................................              3,013                (26,318)
    Class C ..............................................................          1,592,412              1,122,817
                                                                                -------------          -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..         64,072,951            (16,856,541)
                                                                                -------------          -------------
  REDEMPTION FEES ........................................................              5,791                  3,895
                                                                                -------------          -------------
  NET INCREASE (DECREASE) IN NET ASSETS ..................................        116,881,199             (3,633,555)

NET ASSETS:
  Beginning of period ....................................................        732,483,256            736,116,811
                                                                                -------------          -------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) ..........................................      $ 849,364,455          $ 732,483,256
                                                                                =============          =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================


1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2007, there were no open futures contracts.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:

                  DISTRIBUTIONS PAID FROM:
                  Ordinary income (inclusive of short-term
                    capital gains) ........................... $   648,028
                  Net long-term capital gains ................  49,806,909
                                                               -----------
                  Total distributions paid ................... $50,454,937
                                                               ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2007:

                                                        GROSS             GROSS         NET UNREALIZED
                                                     UNREALIZED        UNREALIZED        APPRECIATION/
                                        COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                    ------------    ------------      ------------       -------------
      Investments ..................$494,243,504    $390,049,045      $(32,512,670)      $357,536,375
      Investments in affiliates ....   1,135,175              --           (52,777)           (52,777)
                                    ------------    ------------      ------------       -------------
                                    $495,378,679    $390,049,045      $(32,565,447)      $357,483,598
                                    ============    ============      ============       =============

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for the Fund no later than its March 31, 2008 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management is evaluating the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%,

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2007, other than short-term U.S. Government securities, aggregated $50,926,968 and $56,332,114, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $95,019 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $6,822 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2007, the Fund paid or accrued $22,625 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At March 31, 2007, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended March 31, 2007 was $241,588 with a weighted average interest rate of 6.01%. The maximum amount borrowed at any time during the six months ended March 31, 2007 was $20,353,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2007 and fiscal year ended September 30, 2006 amounted to $5,791 and $3,895, respectively.

The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv)the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2007                      YEAR ENDED
                                                              (UNAUDITED)                   SEPTEMBER 30, 2006
                                                     ----------------------------      ---------------------------
                                                        SHARES           AMOUNT          SHARES           AMOUNT
                                                     ----------        ----------      ----------      -----------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ......................................... 3,563,384     $ 114,143,554       3,275,191    $  97,982,057
Shares issued upon reinvestment of distributions .... 1,662,686        51,559,995       1,698,995       47,843,699
Shares redeemed .....................................(3,279,712)     (104,815,571)     (5,511,639)    (164,418,025)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) ........................... 1,946,358     $  60,887,978        (537,453)   $ (18,592,269)
                                                     ==========     =============      ==========    =============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .........................................    52,434     $   1,681,319          39,452    $   1,176,826
Shares issued upon reinvestment of distributions ....     5,752           178,355           4,228          119,107
Shares redeemed .....................................    (8,451)         (270,126)        (21,919)        (656,704)
                                                     ----------     -------------      ----------    -------------
  Net increase ......................................    49,735     $   1,589,548          21,761    $     639,229
                                                     ==========     =============      ==========    =============
                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares issued upon reinvestment of distributions ....       294     $       8,873             346    $       9,605
Shares redeemed .....................................      (185)           (5,860)         (1,211)         (35,923)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) ...........................       109     $       3,013            (865)   $     (26,318)
                                                     ==========     =============      ==========    =============
                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .........................................    55,182     $   1,729,243          46,604    $   1,371,491
Shares issued upon reinvestment of distributions ....     7,732           233,806           4,190          116,097
Shares redeemed .....................................   (11,941)         (370,637)        (12,415)        (364,771)
                                                     ----------     -------------      ----------    -------------
  Net increase ......................................    50,973     $   1,592,412          38,379    $   1,122,817
                                                     ==========     =============      ==========    =============

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 2007 is set forth below:

                                                                                 NET CHANGE                   PERCENT
                                      SHARES/     SHARES/   ENDING    DIVIDEND/ IN UNREALIZED    VALUE AT      OWNED
                         BEGINNING      PAR         PAR     SHARES/   INTEREST  APPRECIATION/    MARCH 31,   OF SHARES
                        SHARES/PAR   PURCHASED     SOLD       PAR      INCOME  (DEPRECIATION)      2007     OUTSTANDING
                        ----------   ---------     ----      -----    --------  ------------     --------   -----------
Trans-Lux Corp.          116,200       31,065          --   147,265        --     $170,910      $1,082,398     7.29%
Trans-Lux Corp.,
  Sub. Deb. Cv.,
  8.250%, 03/01/12       148,000       75,000    (223,000)       --    $5,419       (1,795)             --       --

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME
                          FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
              -----------------------------------------------  -------------------------------------
                                          Net
              Net Asset               Realized and   Total                    Net
   Period       Value,       Net       Unrealized     from         Net      Realized
    Ended     Beginning  Investment     Gain on    Investment  Investment   Gain on        Total
September 30  of Period    Loss(a)    Investments  Operations    Income   Investments  Distributions
------------  ---------  ----------   -----------  ----------  ---------- -----------  -------------
CLASS AAA
  2007(c)      $30.41     $(0.04)        $4.59       $4.55          --      $(2.45)       $(2.45)
  2006          29.97      (0.03)         2.53        2.50          --       (2.06)        (2.06)
  2005          25.88      (0.01)         5.25        5.24          --       (1.15)        (1.15)
  2004          21.48      (0.04)         4.61        4.57          --       (0.17)        (0.17)
  2003          17.04      (0.05)         4.74        4.69          --       (0.25)        (0.25)
  2002          17.13      (0.04)         0.31        0.27      $(0.01)      (0.35)        (0.36)
CLASS A
  2007(c)      $30.41     $(0.03)        $4.57       $4.54          --      $(2.45)       $(2.45)
  2006          29.98      (0.02)         2.51        2.49          --       (2.06)        (2.06)
  2005          25.89      (0.01)         5.25        5.24          --       (1.15)        (1.15)
  2004(f)       24.49      (0.06)         1.46        1.40          --          --            --
CLASS B
  2007(c)      $29.77     $(0.15)        $4.47       $4.32          --      $(2.45)       $(2.45)
  2006          29.58      (0.25)         2.50        2.25          --       (2.06)        (2.06)
  2005          25.74      (0.22)         5.21        4.99          --       (1.15)        (1.15)
  2004(f)       24.49      (0.19)         1.44        1.25          --          --            --
CLASS C
  2007(c)      $29.76     $(0.15)        $4.46       $4.31          --      $(2.45)       $(2.45)
  2006          29.58      (0.24)         2.48        2.24          --       (2.06)        (2.06)
  2005          25.74      (0.23)         5.22        4.99          --       (1.15)        (1.15)
  2004(f)       24.49      (0.20)         1.45        1.25          --          --            --

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ------------------------------------------------
                           Net Asset            Net Assets
   Period                    Value,               End of        Net                   Portfolio
    Ended      Redemption    End of     Total     Period     Investment   Operating    Turnover
September 30     Fees(a)     Period    Return+  (in 000's)      Loss      Expenses(b)    Rate
------------    ---------    -------   -------   --------     ---------  ------------  ---------
CLASS AAA
  2007(c)        $0.00(d)    $32.51     15.35%   $840,846     (0.22)%(e)    1.43%(e)       7%
  2006            0.00(d)     30.41      8.88     727,521     (0.09)        1.44           6
  2005            0.00(d)     29.97     20.58     732,965     (0.03)        1.44           6
  2004              --        25.88     21.34     620,334     (0.15)        1.42          10
  2003              --        21.48     27.84     540,397     (0.22)        1.45           4
  2002              --        17.04      1.39     428,416     (0.22)        1.45          10
CLASS A
  2007(c)        $0.00(d)    $32.50     15.32%   $  3,966     (0.18)%(e)    1.43%(e)       7%
  2006            0.00(d)     30.41      8.84       2,199     (0.08)        1.44           6
  2005            0.00(d)     29.98     20.57       1,515     (0.03)        1.48           6
  2004(f)           --        25.89      5.72          58     (0.32)(e)     1.42(e)       10
CLASS B
  2007(c)        $0.00(d)    $31.64     14.89%   $    124     (0.98)%(e)    2.18%(e)       7%
  2006            0.00(d)     29.77      8.11         113     (0.85)        2.19           6
  2005            0.00(d)     29.58     19.69         138     (0.79)        2.20           6
  2004(f)           --        25.74      5.10          55     (1.02)(e)     2.17(e)       10
CLASS C
  2007(c)        $0.00(d)    $31.62     14.86%   $  4,428     (0.95)%(e)    2.18%(e)       7%
  2006            0.00(d)     29.76      8.08       2,650     (0.83)        2.19           6
  2005            0.00(d)     29.58     19.69       1,499     (0.80)        2.23           6
  2004(f)           --        25.74      5.10          24     (1.07)(e)     2.17(e)       10

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the period ended March 31, 2007. If interest had not been incurred, the ratio of operating expenses to average net assets would have been 1.42%, 1.42%, 2.17%, and 2.17% for Class AAA, Class A, Class B, and Class C, respectively.
(c) For the period ended March 31, 2007, unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.
(f) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.

                        THE GABELLI SMALL CAP GROWTH FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap value and small cap core funds chosen by Lipper as being comparable. The independent directors noted that the Fund's performance was above average for the ten year period, approximately average for the five year period and below average for the three and one year periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The independent directors noted that the Fund's expense ratios were at and the Fund's size was above average within this group. The independent directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The independent directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record, particularly over the longer term, but that the fee structure of the Fund in relation to its peer group should be revisited if both the long-term and short-term performance record were not strong. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The independent directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             ZIZZA & CO., LTD.


                                    OFFICERS
Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q107SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                               THE
                                                               GABELLI
                                                               SMALL CAP
                                                               GROWTH
                                                               FUND





                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2007

                         THE GABELLI EQUITY INCOME FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2007



TO OUR SHAREHOLDERS,

      For the six month period ended March 31, 2007, The Gabelli Equity Income Fund's Class AAA Shares gained 8.98% versus the Standard & Poor's ("S&P") 500 Index return of 7.38%, the Nasdaq Composite Index of 11.15%, and the Lipper Equity Income Fund Average of 8.65%.


COMPARATIVE RESULTS

----------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)(B)
                               ----------------------------------------------------
                                                                                                              Since
                                                                                                            Inception
                                             Quarter    1 Year     3 Year    5 Year    10 Year    15 Year   (1/2/92)
--------------------------------------------------------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA .....  1.85%     15.05%     12.39%     10.64%    11.48%     12.43%     12.40%
  S&P 500 Index ............................  0.64      11.82      10.05       6.26      8.20      10.87      10.51
  Nasdaq Composite Index ...................  0.26       3.50       6.69       5.59      7.08       9.70       9.75
  Lipper Equity Income Fund Average ........  1.52      14.60      12.02       8.16      8.81      10.70      10.69
  Class A ..................................  1.86      15.04      12.36      10.61     11.47      12.42      12.39
                                             (4.00)(c)   8.42(c)   10.16(c)    9.31(c)  10.81(c)   11.98(c)   11.95(c)
  Class B ..................................  1.65      14.24      11.56      10.10     11.21      12.25      12.22
                                             (3.35)(d)   9.24(d)   10.75(d)    9.83(d)  11.21(d)   12.25(d)   12.22(d)
  Class C ..................................  1.65      14.19      11.57      10.12     11.22      12.26      12.22
                                              0.65(e)   13.19(e)   11.57      10.12     11.22      12.26      12.22

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.45%, 1.45%, 2.20%, AND 2.20%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   10/01/06         03/31/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,089.80        1.41%      $ 7.39
Class A            $1,000.00       $1,089.60        1.41%      $ 7.39
Class B            $1,000.00       $1,085.60        2.16%      $11.29
Class C            $1,000.00       $1,085.60        2.16%      $11.29
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,018.00        1.41%      $ 7.13
Class A            $1,000.00       $1,018.00        1.41%      $ 7.13
Class B            $1,000.00       $1,014.24        2.16%      $10.91
Class C            $1,000.00       $1,014.24        2.16%      $10.91

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2007:


THE GABELLI EQUITY INCOME FUND

Financial Services ................................  11.8%
Food and Beverage .................................   9.8%
Health Care .......................................   9.5%
Energy and Utilities: Oil .........................   7.8%
Consumer Products .................................   7.4%
Energy and Utilities: Integrated ..................   5.4%
Diversified Industrial ............................   4.2%
Energy and Utilities: Natural Gas .................   4.1%
Telecommunications ................................   3.9%
Specialty Chemicals ...............................   3.0%
Retail ............................................   2.9%
Communications Equipment ..........................   2.5%
U.S. Government Obligations .......................   2.5%
Aerospace .........................................   2.4%
Automotive: Parts and Accessories .................   2.2%
Publishing ........................................   2.0%
Energy and Utilities: Electric ....................   1.9%
Computer Hardware .................................   1.9%
Electronics .......................................   1.7%
Metals and Mining .................................   1.6%
Hotels and Gaming .................................   1.4%
Equipment and Supplies ............................   1.3%
Entertainment .....................................   1.1%
Energy and Utilities: Services ....................   1.0%
Broadcasting ......................................   0.9%
Aviation: Parts and Services ......................   0.8%
Cable and Satellite ...............................   0.7%
Automotive ........................................   0.7%
Environmental Services ............................   0.7%
Machinery .........................................   0.6%
Transportation ....................................   0.6%
Agriculture .......................................   0.5%
Computer Software and Services ....................   0.5%
Business Services .................................   0.2%
Manufactured Housing ..............................   0.1%
Consumer Services .................................   0.1%
Energy and Utilities: Water .......................   0.1%
Real Estate .......................................   0.0%
Closed-End Funds ..................................   0.0%
Other Assets and Liabilities (Net) ................   0.2%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS -- 94.8%
              AEROSPACE -- 2.4%
      32,000  Boeing Co. ........................$  1,082,148  $    2,845,120
       2,000  Lockheed Martin Corp. .............      47,350         194,040
       3,500  Northrop Grumman Corp. ............     125,556         259,770
      10,000  Raytheon Co. ......................     279,250         524,600
     140,000  Rockwell Automation Inc. ..........   8,790,359       8,381,800
       2,000  Rockwell Collins Inc. .............      15,843         133,860
   1,260,000  Rolls-Royce Group plc+ ............   8,984,010      12,254,853
  74,592,000  Rolls-Royce Group plc, Cl. B ......     146,152         150,455
                                                 ------------  --------------
                                                   19,470,668      24,744,498
                                                 ------------  --------------
              AGRICULTURE -- 0.5%
     100,000  Delta & Pine Land Co. .............   4,087,298       4,120,000
      50,000  The Mosaic Co.+ ...................     739,297       1,333,000
                                                 ------------  --------------
                                                    4,826,595       5,453,000
                                                 ------------  --------------
              AUTOMOTIVE -- 0.7%
     225,000  General Motors Corp. ..............   6,708,376       6,894,000
       7,000  Navistar International Corp.+ .....     228,260         320,250
                                                 ------------  --------------
                                                    6,936,636       7,214,250
                                                 ------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
       1,000  ArvinMeritor Inc. .................      10,487          18,250
       3,000  Bandag Inc. .......................     151,770         152,070
      30,000  Bandag Inc., Cl. A ................   1,517,397       1,514,700
     180,000  Dana Corp.+ .......................     719,392         157,500
     250,000  Genuine Parts Co. .................   8,986,399      12,250,000
       2,000  Johnson Controls Inc. .............      50,425         189,240
      45,000  Modine Manufacturing Co. ..........     693,569       1,030,500
      10,000  Proliance International Inc.+ .....      27,051          37,800
      80,000  The Pep Boys -
                Manny, Moe & Jack ...............   1,075,840       1,527,200
                                                 ------------  --------------
                                                   13,232,330      16,877,260
                                                 ------------  --------------
              AVIATION: PARTS AND SERVICES -- 0.7%
       6,000  Barnes Group Inc. .................      57,237         138,060
      46,192  Curtiss-Wright Corp. ..............     349,652       1,780,240
      35,000  GenCorp Inc.+ .....................     299,658         484,400
      34,000  Sequa Corp., Cl. A+ ...............   2,265,036       4,072,180
      16,000  United Technologies Corp. .........     281,946       1,040,000
                                                 ------------  --------------
                                                    3,253,529       7,514,880
                                                 ------------  --------------
              BROADCASTING -- 0.5%
     151,000  CBS Corp., Cl. A ..................   3,876,844       4,622,110
      25,000  CBS Corp., Cl. B ..................     651,930         764,750
      26,000  Granite Broadcasting Corp.+ .......      10,806           1,820
                                                 ------------  --------------
                                                    4,539,580       5,388,680
                                                 ------------  --------------
              BUSINESS SERVICES -- 0.2%
       4,000  Automatic Data
                Processing Inc. .................     126,808         193,600
       4,000  Landauer Inc. .....................     134,546         201,920
       7,500  MasterCard Inc., Cl. A ............     292,500         796,800
      10,000  PHH Corp.+ ........................     310,761         305,600

      SHARES/                                                      MARKET
       UNITS                                          COST          VALUE
      ------                                          ----         -------
       3,000  R. H. Donnelley Corp.+ ............$     33,450  $      212,670
                                                 ------------  --------------
                                                      898,065       1,710,590
                                                 ------------  --------------
              CABLE AND SATELLITE -- 0.7%
     140,000  Cablevision Systems Corp.,
                Cl. A+ ..........................   1,769,455       4,260,200
      60,000  EchoStar Communications
                Corp., Cl. A+ ...................   1,789,420       2,605,800
      20,000  The DIRECTV Group Inc.+ ...........     215,856         461,400
                                                 ------------  --------------
                                                    3,774,731       7,327,400
                                                 ------------  --------------
              CLOSED-END FUNDS -- 0.0%
       4,495  Bell Aliant Regional
                Communications Income
                Fund+ (b)(c) ....................     117,429         114,982
                                                 ------------  --------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
     160,000  Agere Systems Inc.+ ...............   3,186,718       3,619,200
     175,000  Corning Inc.+ .....................   2,000,662       3,979,500
     100,000  Motorola Inc. .....................     830,109       1,767,000
       5,000  Nortel Networks Corp.+ ............     157,190         120,250
      70,000  Thomas & Betts Corp.+ .............   1,533,023       3,417,400
                                                 ------------  --------------
                                                    7,707,702      12,903,350
                                                 ------------  --------------
              COMPUTER HARDWARE -- 1.9%
     176,000  International Business
                Machines Corp. ..................  14,186,415      16,589,760
     175,000  Xerox Corp.+ ......................   2,538,722       2,955,750
                                                 ------------  --------------
                                                   16,725,137      19,545,510
                                                 ------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
       2,000  EMC Corp.+ ........................      19,360          27,700
      20,000  Microsoft Corp. ...................     537,915         557,400
         154  Telecom Italia Media SpA ..........         205              67
     148,000  Yahoo! Inc.+ ......................   4,762,447       4,630,920
                                                 ------------  --------------
                                                    5,319,927       5,216,087
                                                 ------------  --------------
              CONSUMER PRODUCTS -- 7.4%
      35,000  Altria Group Inc. .................   1,127,729       3,073,350
     240,000  Avon Products Inc. ................   7,565,955       8,942,400
      15,000  Clorox Co. ........................     823,581         955,350
      40,000  Colgate-Palmolive Co. .............   2,281,604       2,671,600
      50,000  Eastman Kodak Co. .................   1,175,567       1,128,000
      55,000  Energizer Holdings Inc.+ ..........   1,956,959       4,693,150
      61,000  Fortune Brands Inc. ...............   4,566,009       4,808,020
      94,700  Gallaher Group plc, ADR ...........   2,711,252       8,451,975
       5,000  Hanesbrands Inc.+ .................     108,950         146,950
      10,000  National Presto Industries Inc. ...     294,598         616,400
      10,000  Pactiv Corp.+ .....................     161,895         337,400
     220,000  Procter & Gamble Co. ..............  12,495,175      13,895,200
     100,000  Reckitt Benckiser plc .............   3,154,703       5,206,918
      26,000  Rothmans Inc. .....................     237,941         462,798
     940,500  Swedish Match AB ..................   9,972,140      16,802,339

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS (CONTINUED)
              CONSUMER PRODUCTS (CONTINUED)
      78,000  Unilever NV, ADR ..................$  1,542,066  $    2,279,160
      10,000  UST Inc. ..........................     364,903         579,800
                                                 ------------  --------------
                                                   50,541,027      75,050,810
                                                 ------------  --------------
              CONSUMER SERVICES -- 0.1%
      45,000  Rollins Inc. ......................     386,886       1,035,450
                                                 ------------  --------------
              DIVERSIFIED INDUSTRIAL -- 4.2%
       5,000  3M Co. ............................     213,645         382,150
      12,000  Acuity Brands Inc. ................     168,716         653,280
     110,000  Cooper Industries Ltd., Cl. A .....   3,148,666       4,948,900
     355,000  General Electric Co. ..............  11,316,347      12,552,800
     180,000  Honeywell International Inc. ......   5,361,035       8,290,800
      25,100  ITT Corp. .........................   1,246,573       1,514,032
       6,000  Trinity Industries Inc. ...........      82,101         251,520
     450,000  Tyco International Ltd. ...........  13,120,338      14,197,500
       2,000  Walter Industries Inc. ............      46,073          49,500
      55,000  WHX Corp.+ ........................     692,440         467,500
                                                 ------------  --------------
                                                   35,395,934      43,307,982
                                                 ------------  --------------
              ELECTRONICS -- 1.7%
     610,000  Intel Corp. .......................  12,571,210      11,669,300
     180,000  Texas Instruments Inc. ............   3,980,219       5,418,000
       5,000  Thermo Fisher Scientific Inc.+ ....     127,325         233,750
                                                 ------------  --------------
                                                   16,678,754      17,321,050
                                                 ------------  --------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.9%
      30,000  American Electric
                Power Co. Inc. ..................     932,060       1,462,500
      16,000  DTE Energy Co. ....................     695,800         766,400
      85,000  El Paso Electric Co.+ .............     670,852       2,239,750
      70,000  FPL Group Inc. ....................   2,529,239       4,281,900
      45,000  Great Plains Energy Inc. ..........   1,055,160       1,460,250
      60,000  Korea Electric Power
                Corp., ADR ......................     977,409       1,200,000
      54,824  Mirant Corp.+ .....................     886,914       2,218,179
   1,200,000  Mirant Corp. Escrow+ (c) ..........           0               0
     115,000  Northeast Utilities ...............   2,167,977       3,768,550
      80,000  The AES Corp.+ ....................     268,400       1,721,600
      13,333  UIL Holdings Corp. ................     293,785         462,655
                                                 ------------  --------------
                                                   10,477,596      19,581,784
                                                 ------------  --------------
              ENERGY AND UTILITIES: INTEGRATED -- 5.4%
      42,000  Allegheny Energy Inc.+ ............     404,378       2,063,880
     500,000  Aquila Inc.+ ......................   1,761,421       2,090,000
      44,000  BP plc, ADR .......................   1,030,210       2,849,000
      44,000  CH Energy Group Inc. ..............   1,809,289       2,142,360
      55,000  Constellation Energy
                Group Inc. ......................   1,783,439       4,782,250
       6,000  Dominion Resources Inc. ...........     478,115         532,620
     120,000  DPL Inc. ..........................   3,161,330       3,730,800
     220,000  Duke Energy Corp. .................   2,686,962       4,463,800

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
     120,000  Duquesne Light Holdings Inc. ......$  1,934,116  $    2,374,800
     220,000  El Paso Corp. .....................   2,242,718       3,183,400
     150,000  Energy East Corp. .................   3,071,332       3,654,000
      29,000  ENI SpA ...........................     304,221         943,694
      32,340  Integrys Energy Group Inc. ........   1,530,679       1,795,194
      80,000  NSTAR .............................   1,282,183       2,809,600
      75,000  OGE Energy Corp. ..................   2,043,450       2,910,000
      80,000  Progress Energy Inc. ..............   3,424,284       4,035,200
      15,000  Progress Energy Inc., CVO+ ........       7,800           4,800
       6,000  Public Service Enterprise
                Group Inc. ......................     235,600         498,240
       9,523  Scottish Power plc, ADR ...........     314,346         597,949
      20,000  Suncor Energy Inc. ................   1,043,936       1,527,000
      55,000  TECO Energy Inc. ..................     740,886         946,550
      50,000  TXU Corp. .........................   2,144,734       3,205,000
     140,000  Westar Energy Inc. ................   2,333,669       3,852,800
                                                 ------------  --------------
                                                   35,769,098      54,992,937
                                                 ------------  --------------
              ENERGY AND UTILITIES: NATURAL GAS -- 4.1%
      20,000  AGL Resources Inc. ................     388,379         854,400
      46,500  Atmos Energy Corp. ................   1,155,384       1,454,520
     140,000  KeySpan Corp. .....................   5,668,930       5,761,000
     170,000  Kinder Morgan Inc. ................  17,598,070      18,096,500
      40,000  National Fuel Gas Co. .............   1,155,528       1,730,400
      70,000  ONEOK Inc. ........................   1,559,551       3,150,000
      24,000  Piedmont Natural
                Gas Co. Inc. ....................     394,017         633,120
     200,000  SEMCO Energy Inc.+ ................   1,522,839       1,524,000
     110,000  Southern Union Co. ................   2,047,401       3,342,900
      55,000  Southwest Gas Corp. ...............   1,082,022       2,137,850
     125,000  Spectra Energy Corp. ..............   2,201,897       3,283,750
                                                 ------------  --------------
                                                   34,774,018      41,968,440
                                                 ------------  --------------
              ENERGY AND UTILITIES: OIL -- 7.8%
      46,000  Anadarko Petroleum Corp. ..........   2,010,549       1,977,080
      28,000  Cameron International Corp.+ ......     804,246       1,758,120
     192,000  Chevron Corp. .....................   8,828,069      14,200,320
     187,000  ConocoPhillips ....................   5,471,173      12,781,450
      49,000  Devon Energy Corp. ................   2,021,181       3,391,780
     150,000  Exxon Mobil Corp. .................   4,749,795      11,317,500
      54,000  Giant Industries Inc.+ ............   4,404,395       4,085,100
      10,000  Helix Energy Solutions
                Group Inc.+ .....................     351,070         372,900
      10,000  Hydril Co.+ .......................     951,049         962,400
       2,000  Niko Resources Ltd. ...............     114,911         145,414
      98,000  Occidental Petroleum Corp. ........   3,802,361       4,832,380
      22,000  Oceaneering
                International Inc.+ .............     592,204         926,640
      11,000  PetroChina Co. Ltd., ADR ..........     747,751       1,287,990
      30,000  Repsol YPF SA, ADR ................     631,290       1,006,200
     120,000  Royal Dutch Shell plc,
                Cl. A, ADR ......................   5,536,434       7,956,000

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: OIL (CONTINUED)
      25,000  Statoil ASA, ADR ..................$    327,939  $      677,000
      17,518  Total SA, ADR .....................     290,564       1,222,406
      75,000  Transocean Inc.+ ..................   4,442,352       6,127,500
      95,000  Weatherford
                International Ltd.+ .............   4,138,872       4,284,500
                                                 ------------  --------------
                                                   50,216,205      79,312,680
                                                 ------------  --------------
              ENERGY AND UTILITIES: SERVICES -- 1.0%
      30,000  ABB Ltd., ADR .....................     351,824         515,400
     225,000  Halliburton Co. ...................   6,410,524       7,141,500
      40,000  Schlumberger Ltd. .................   1,275,020       2,764,000
                                                 ------------  --------------
                                                    8,037,368      10,420,900
                                                 ------------  --------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      24,000  Aqua America Inc. .................     221,672         538,800
      40,000  Suez SA, Strips+ ..................           0             534
                                                 ------------  --------------
                                                      221,672         539,334
                                                 ------------  --------------
              ENTERTAINMENT -- 1.1%
     360,000  Rank Group plc ....................   2,545,364       1,446,956
      30,000  The Walt Disney Co. ...............     688,285       1,032,900
     190,000  Time Warner Inc. ..................   3,093,052       3,746,800
      30,000  Viacom Inc., Cl. A+ ...............   1,156,184       1,231,800
      95,000  Vivendi ...........................   2,941,676       3,860,458
                                                 ------------  --------------
                                                   10,424,561      11,318,914
                                                 ------------  --------------
              ENVIRONMENTAL SERVICES -- 0.7%
     200,000  Waste Management Inc. .............   6,034,604       6,882,000
                                                 ------------  --------------
              EQUIPMENT AND SUPPLIES -- 1.3%
      12,000  A.O. Smith Corp. ..................     253,183         458,640
      85,000  Flowserve Corp. ...................   2,437,365       4,861,150
       6,000  Ingersoll-Rand Co. Ltd., Cl. A ....     125,173         260,220
       1,500  Minerals Technologies Inc. ........      37,938          93,240
      40,000  Mueller Industries Inc. ...........   1,650,585       1,204,000
       7,610  Mueller Water Products Inc.,
                Cl. B ...........................     111,564         101,895
       8,000  Parker Hannifin Corp. .............     459,607         690,480
   1,000,000  Tomkins plc .......................   4,862,592       5,254,146
                                                 ------------  --------------
                                                    9,938,007      12,923,771
                                                 ------------  --------------
              FINANCIAL SERVICES -- 11.8%
       6,426  Alleghany Corp.+ ..................   1,075,493       2,400,754
     205,000  American Express Co. ..............   9,237,970      11,562,000
     160,000  American International
                Group Inc. ......................  10,605,002      10,755,200
      70,000  Ameriprise Financial Inc. .........   2,369,773       3,999,800
      37,000  Argonaut Group Inc.+ ..............     741,823       1,197,320
      25,000  Banco Popular Espanol SA ..........     185,939         515,636
      18,000  Banco Santander Central
                Hispano SA, ADR .................      64,963         320,940
       2,000  Banco Santander
                Chile SA, ADR ...................      29,250          99,740

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
     130,000  Bank of America Corp. .............$  3,918,781  $    6,632,600
       8,825  BNP Paribas .......................     362,345         921,768
     520,000  Citigroup Inc. ....................  25,369,880      26,696,800
      40,000  Commerzbank AG, ADR ...............     855,073       1,765,104
      35,000  Deutsche Bank AG ..................   1,966,015       4,708,900
       3,000  Fannie Mae ........................     153,815         163,740
      20,000  Fidelity Southern Corp. ...........     229,670         380,800
     170,000  H&R Block Inc. ....................   3,921,787       3,576,800
      25,000  Huntington Bancshares Inc. ........     407,250         546,250
      82,080  JPMorgan Chase & Co. ..............   2,489,151       3,971,030
       1,000  KeyCorp ...........................      30,270          37,470
      30,000  Landesbank Berlin
                Holding AG+ .....................     201,349         276,520
      30,000  Leucadia National Corp. ...........     329,356         882,600
       2,000  Manulife Financial Corp. ..........      24,694          68,900
     270,000  Marsh & McLennan
                Companies Inc. ..................   8,113,524       7,908,300
      55,000  Mellon Financial Corp. ............   1,528,208       2,372,700
      13,000  Merrill Lynch & Co. Inc. ..........     525,900       1,061,710
       8,000  Moody's Corp. .....................      64,841         496,480
      45,000  Morgan Stanley ....................   2,933,527       3,544,200
       3,000  Municipal Mortgage &
                Equity, LLC .....................      60,488          85,500
       6,000  Northern Trust Corp. ..............      60,300         360,840
      45,000  PNC Financial Services
                Group Inc. ......................   1,905,739       3,238,650
      58,000  Popular Inc. ......................   1,356,598         960,480
         500  Raiffeisen International
                Bank Holding AG .................      28,874          70,386
      10,000  Sovereign Bancorp Inc. ............     251,676         254,400
     150,000  Sterling Bancorp ..................   2,161,997       2,715,000
      12,000  SunTrust Banks Inc. ...............     251,737         996,480
      40,000  T. Rowe Price Group Inc. ..........     896,910       1,887,600
       1,000  The Allstate Corp. ................      33,300          60,060
      44,000  The Bank of New
                York Co. Inc. ...................   1,423,658       1,784,200
       5,000  The Bear Stearns
                Companies Inc. ..................     507,485         751,750
       5,000  The Charles Schwab Corp. ..........      77,500          91,450
       2,000  The Dun & Bradstreet Corp. ........      20,476         182,400
      50,000  The Phoenix Companies Inc. ........     650,511         694,000
      36,000  The Travelers Companies Inc. ......   1,428,424       1,863,720
      40,000  Unitrin Inc. ......................   1,156,156       1,882,800
      10,000  Wachovia Corp. ....................     348,442         550,500
     120,000  Waddell & Reed Financial Inc.,
                Cl. A ...........................   2,632,714       2,798,400
      55,000  Wilmington Trust Corp. ............   1,712,407       2,319,350
                                                 ------------  --------------
                                                   94,701,041     120,412,028
                                                 ------------  --------------
              FOOD AND BEVERAGE -- 9.8%
     125,000  Anheuser-Busch
                Companies Inc. ..................   5,661,848       6,307,500

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      50,000  Brown-Forman Corp., Cl. A .........$  3,151,499  $    3,454,000
     140,000  Cadbury Schweppes plc, ADR ........   5,006,504       7,191,800
      60,000  Campbell Soup Co. .................   1,626,168       2,337,000
      40,000  Coca-Cola Amatil Ltd., ADR ........     246,844         568,728
      15,000  Coca-Cola Femsa SAB
                de CV, ADR ......................     388,903         541,800
      16,000  Corn Products
                International Inc. ..............     197,588         569,440
      60,000  Del Monte Foods Co. ...............     619,820         688,800
      60,000  Diageo plc, ADR ...................   2,617,330       4,857,000
      46,000  Fomento Economico
                Mexicano SAB de CV, ADR .........   2,683,945       5,077,940
     202,000  General Mills Inc. ................  10,047,128      11,760,440
      71,000  Groupe Danone .....................   7,749,854      11,599,540
   1,000,000  Grupo Bimbo SA de CV, Cl. A .......   3,093,579       5,029,783
     105,000  H.J. Heinz Co. ....................   3,702,553       4,947,600
      60,000  Heineken NV .......................   2,385,009       3,138,701
      60,000  ITO EN Ltd. .......................   1,885,893       1,955,194
       5,000  Kellogg Co. .......................     149,740         257,150
      10,000  Nestle SA .........................   2,083,075       3,894,581
     100,000  Nissin Food
                Products Co. Ltd. ...............   3,543,058       3,665,988
      20,000  PepsiCo Inc. ......................   1,241,224       1,271,200
       9,004  Pernod-Ricard SA ..................   1,365,225       1,826,083
       5,000  Remy Cointreau SA .................     355,024         337,434
      21,000  Sapporo Holdings Ltd. .............     155,428         147,734
     280,000  The Coca-Cola Co. .................  12,361,462      13,440,000
      22,000  The Hershey Co. ...................   1,071,183       1,202,520
      33,063  Tootsie Roll Industries Inc. ......     867,958         990,898
      10,000  Wm. Wrigley Jr. Co. ...............     475,992         509,300
         750  Wm. Wrigley Jr. Co., Cl. B ........      41,831          38,100
     100,000  YAKULT HONSHA Co. Ltd. ............   2,957,656       2,554,311
                                                 ------------  --------------
                                                   77,733,321     100,160,565
                                                 ------------  --------------
              HEALTH CARE -- 9.4%
      16,000  Abbott Laboratories ...............     618,814         892,800
      30,000  Advanced Medical
                Optics Inc.+ ....................   1,101,962       1,116,000
      26,000  Aetna Inc. ........................     926,540       1,138,540
     105,000  Baxter International Inc. .........   3,710,963       5,530,350
      92,000  Becton, Dickinson & Co. ...........   5,893,321       7,073,880
         500  Bio-Rad Laboratories Inc.,
                Cl. B+ ..........................      20,960          35,175
      25,100  Biosite Inc.+ .....................   1,191,265       2,107,647
      75,000  Bristol-Myers Squibb Co. ..........   1,844,954       2,082,000
     145,000  Eli Lilly & Co. ...................   8,186,674       7,787,950
      11,276  GlaxoSmithKline plc, ADR ..........     515,984         623,112
      24,000  Henry Schein Inc.+ ................     609,295       1,324,320
     125,000  Hospira Inc.+ .....................   4,459,810       5,112,500
     100,000  Johnson & Johnson .................   5,918,785       6,026,000

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
      86,000  Medco Health Solutions Inc.+ ......$  4,198,157  $    6,237,580
     105,000  Merck & Co. Inc. ..................   3,358,120       4,637,850
       1,000  Nobel Biocare Holding AG ..........     139,480         364,564
     120,000  Novartis AG, ADR ..................   6,613,009       6,555,600
      12,000  Patterson Companies Inc.+ .........     418,546         425,880
     620,000  Pfizer Inc. .......................  17,295,705      15,661,200
     150,000  Schering-Plough Corp. .............   2,779,186       3,826,500
     110,000  Tanox Inc.+ .......................   2,162,214       2,063,600
     455,000  Tenet Healthcare Corp.+ ...........   3,815,354       2,925,650
     135,000  UnitedHealth Group Inc. ...........   6,686,367       7,150,950
      20,000  William Demant Holding A/S+ .......     983,839       1,774,909
      44,000  Zimmer Holdings Inc.+ .............   2,802,455       3,758,040
                                                 ------------  --------------
                                                   86,251,759      96,232,597
                                                 ------------  --------------
              HOTELS AND GAMING -- 1.4%
     175,000  Hilton Hotels Corp. ...............   5,474,888       6,293,000
      20,000  International Game
                Technology ......................     608,024         807,600
     529,411  Ladbrokes plc .....................   7,677,932       4,193,240
      10,000  Las Vegas Sands Corp.+ ............     945,234         866,100
      25,000  Starwood Hotels & Resorts
                Worldwide Inc. ..................     447,533       1,621,250
                                                 ------------  --------------
                                                   15,153,611      13,781,190
                                                 ------------  --------------
              MACHINERY -- 0.6%
      50,000  Baldor Electric Co. ...............   1,700,000       1,887,000
       6,000  Caterpillar Inc. ..................      35,181         402,180
      31,000  Deere & Co. .......................     752,487       3,367,840
                                                 ------------  --------------
                                                    2,487,668       5,657,020
                                                 ------------  --------------
              MANUFACTURED HOUSING -- 0.1%
     140,000  Champion Enterprises Inc.+ ........   1,407,727       1,232,000
                                                 ------------  --------------
              METALS AND MINING -- 1.6%
      95,000  Alcoa Inc. ........................   3,014,857       3,220,500
       6,000  Carpenter Technology Corp. ........     531,700         724,560
      27,000  Fording Canadian Coal Trust .......     179,580         606,652
      50,000  Freeport-McMoRan
                Copper & Gold Inc. ..............   1,000,213       3,309,500
     110,000  Newmont Mining Corp. ..............   4,485,635       4,618,900
      50,000  Novelis Inc. ......................   2,202,737       2,205,500
      30,000  Peabody Energy Corp. ..............   1,165,852       1,207,200
                                                 ------------  --------------
                                                   12,580,574      15,892,812
                                                 ------------  --------------
              PUBLISHING -- 2.0%
     105,000  Dow Jones & Co. Inc. ..............   4,005,467       3,619,350
       6,500  Idearc Inc. .......................     188,753         228,150
       2,000  Lee Enterprises Inc. ..............      62,824          60,100
      10,018  McClatchy Co., Cl. A ..............     459,013         316,669
      25,000  New York Times Co., Cl. A .........     695,769         587,750
      10,000  News Corp., Cl. A .................     137,424         231,200
       6,016  News Corp., Cl. B .................      70,881         147,212
     100,000  PagesJaunes Groupe SA .............   2,774,394       2,182,770
         406  Seat Pagine Gialle SpA ............       1,350             250

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
      65,000  The E.W. Scripps Co., Cl. A .......$  3,091,527  $    2,904,200
      25,000  The McGraw-Hill
                Companies Inc. ..................     755,341       1,572,000
       1,200  The Washington Post Co.,
                Cl. B ...........................     700,030         916,200
     240,000  Tribune Co. .......................   7,533,030       7,706,400
       1,300  Value Line Inc. ...................      56,478          62,140
                                                 ------------  --------------
                                                   20,532,281      20,534,391
                                                 ------------  --------------
              REAL ESTATE -- 0.0%
       5,800  Griffin Land & Nurseries Inc.+ ....      95,484         205,900
                                                 ------------  --------------
              RETAIL -- 2.9%
      60,000  Copart Inc.+ ......................   1,827,705       1,680,600
     132,000  Costco Wholesale Corp. ............   6,552,398       7,106,880
       5,000  Ingles Markets Inc., Cl. A ........      64,548         204,200
     150,000  Safeway Inc. ......................   3,114,997       5,496,000
         500  Sears Holdings Corp.+ .............      40,733          90,080
     100,000  SUPERVALU Inc. ....................   2,935,535       3,907,000
     100,000  The Home Depot Inc. ...............   3,488,117       3,674,000
      20,000  Tractor Supply Co.+ ...............   1,003,626       1,030,000
     135,000  Wal-Mart Stores Inc. ..............   6,471,583       6,338,250
      10,000  Weis Markets Inc. .................     300,480         447,000
                                                 ------------  --------------
                                                   25,799,722      29,974,010
                                                 ------------  --------------
              SPECIALTY CHEMICALS -- 3.0%
      46,000  Albemarle Corp. ...................     599,272       1,901,640
         437  Arkema, ADR+ ......................       8,969          24,967
      36,000  Ashland Inc. ......................   2,291,689       2,361,600
     200,000  Chemtura Corp. ....................   1,886,668       2,186,000
      50,000  E.I. du Pont de
                Nemours & Co. ...................   2,361,626       2,471,500
     120,000  Ferro Corp. .......................   2,375,006       2,593,200
       1,000  FMC Corp. .........................      64,790          75,430
     100,000  Hercules Inc.+ ....................   1,164,286       1,954,000
      60,000  International Flavors &
                Fragrances Inc. .................   2,895,442       2,833,200
     133,000  Monsanto Co. ......................   1,227,948       7,309,680
       3,500  NewMarket Corp. ...................      13,508         142,345
     100,000  Omnova Solutions Inc.+ ............     667,863         546,000
       4,000  Quaker Chemical Corp. .............      79,615          95,240
      60,000  Sensient Technologies Corp. .......   1,253,015       1,546,800
      90,000  The Dow Chemical Co. ..............   3,950,210       4,127,400
       2,542  Tronox Inc., Cl. B ................      22,513          35,537
                                                 ------------  --------------
                                                   20,862,420      30,204,539
                                                 ------------  --------------
              TELECOMMUNICATIONS -- 3.7%
       8,000  Alltel Corp. ......................     367,311         496,000
     280,000  AT&T Inc. .........................   6,551,058      11,040,400
     230,000  BCE Inc. ..........................   5,874,669       6,504,400
     200,000  BT Group plc ......................     825,179       1,195,466
      30,000  BT Group plc, ADR .................   1,006,938       1,800,300

                                                                   MARKET
      SHARES                                          COST          VALUE
      ------                                          ----         -------
     140,000  Cable & Wireless plc ..............$    273,765  $      458,980
      10,000  CenturyTel Inc. ...................     359,546         451,900
     300,000  Cincinnati Bell Inc.+ .............   1,684,531       1,410,000
      60,000  Deutsche Telekom AG, ADR ..........   1,075,041         991,800
      15,000  Embarq Corp. ......................     670,500         845,250
      15,000  France Telecom SA, ADR ............     436,434         396,000
     170,000  Qwest Communications
                International Inc.+ .............     679,475       1,528,300
     250,000  Sprint Nextel Corp. ...............   4,540,676       4,740,000
       3,300  Telecom Italia SpA, ADR ...........      31,072          94,578
       8,195  Telefonica SA, ADR ................      80,699         544,148
      12,000  TELUS Corp. .......................     185,454         612,213
     130,000  Verizon Communications Inc. .......   4,530,067       4,929,600
       5,000  Windstream Corp. ..................      43,990          73,450
                                                 ------------  --------------
                                                   29,216,405      38,112,785
                                                 ------------  --------------
              TRANSPORTATION -- 0.6%
     100,000  GATX Corp. ........................   3,855,499       4,780,000
      25,000  Laidlaw International Inc. ........     864,427         865,000
                                                 ------------  --------------
                                                    4,719,926       5,645,000
                                                 ------------  --------------
              TOTAL COMMON STOCKS ............... 747,239,998     966,711,376
                                                 ------------  --------------
              CONVERTIBLE PREFERRED STOCKS -- 0.4%
              BROADCASTING -- 0.1%
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(c)(d) ................   1,000,000       1,000,000
                                                 ------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100  Lucent Technologies Capital Trust I,
                7.750% Cv. Pfd. .................     759,000       1,139,325
                                                 ------------  --------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
         300  El Paso Corp.,
                4.990% Cv. Pfd. (b) .............     293,192         384,766
                                                 ------------  --------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International Group Inc.,
                7.250% Cv. Pfd.+ ................       5,310         142,650
                                                 ------------  --------------
              TELECOMMUNICATIONS -- 0.2%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .........     918,894       1,542,750
                                                 ------------  --------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ................   2,976,396       4,209,491
                                                 ------------  --------------
              WARRANTS -- 0.0%
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent
                Development Corp.,
                expire 08/14/08+ (c)(d) .........           0         234,381
       3,625  WHX Corp., expire 02/28/08+ .......      14,168           1,360
                                                 ------------  --------------
              TOTAL WARRANTS ....................      14,168         235,741
                                                 ------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

    PRINCIPAL                                                      MARKET
     AMOUNT                                           COST         VALUE
    -------                                           ----         ------
              CORPORATE BONDS -- 2.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
 $  800,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ................$    720,043  $      784,000
  4,000,000   The Pep Boys -
                Manny, Moe & Jack, Cv.,
                4.250%, 06/01/07 ................   3,994,693       4,010,000
                                                 ------------  --------------
                                                    4,714,736       4,794,000
                                                 ------------  --------------
              AVIATION: PARTS AND SERVICES -- 0.1%
  1,400,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ................   1,399,038       1,449,000
                                                 ------------  --------------
              BROADCASTING -- 0.3%
  2,200,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ................   1,853,658       2,153,250
    350,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv. (STEP),
                4.875%, 07/15/18 ................     318,522         346,063
                                                 ------------  --------------
                                                    2,172,180       2,499,313
                                                 ------------  --------------
              BUSINESS SERVICES -- 0.0%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a)(c) ........      97,499               0
    464,779   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (c)(d) .........     391,854         312,843
                                                 ------------  --------------
                                                      489,353         312,843
                                                 ------------  --------------
              COMMUNICATIONS EQUIPMENT -- 1.1%
  4,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 ................   3,936,542       4,115,000
  7,000,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ................   6,829,506       6,947,500
                                                 ------------  --------------
                                                   10,766,048      11,062,500
                                                 ------------  --------------
              HEALTH CARE -- 0.1%
  1,000,000   ICOS Corp., Sub. Deb. Cv.,
                2.000%, 07/01/23 ................     981,616         996,250
                                                 ------------  --------------
              TELECOMMUNICATIONS -- 0.0%
    200,000   Williams Communications
                Group Inc., Escrow,
                10.875%, 10/01/09+ (a)(c) .......           0               0
                                                 ------------  --------------
              TOTAL CORPORATE BONDS .............  20,522,971      21,113,906
                                                 ------------  --------------

    PRINCIPAL                                                      MARKET
     AMOUNT                                           COST         VALUE
    -------                                           ----         ------
              GOVERNMENT OBLIGATIONS -- 2.5%
$25,228,000   U.S. Treasury Bills,
                4.961% to 5.222%++,
                04/05/07 to 09/06/07 ............$ 25,030,683  $   25,031,589
                                                 ------------  --------------
              TOTAL
                INVESTMENTS -- 99.8% ............$795,784,216   1,017,302,103
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.2% ......     2,088,838
                                                               --------------
              NET ASSETS -- 100.0% ............................$1,019,390,941
                                                               ==============
----------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $1,499,748 or 0.15% of total net assets. Except as noted in (d), these securities are liquid.
 (c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $1,662,206 or 0.16% of total net assets.
 (d) At March 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,547,224 or 0.15% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                            03/31/07
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION ACQUISITION     VALUE
  AMOUNT   ISSUER                               DATE       COST        PER UNIT
 --------  -----                                ----      ----         --------
 $464,779  GP Strategies Corp.,
            Sub. Deb.,
            6.00%, 08/14/08 ................. 08/08/03  $  316,732  $    67.3101
      100  Gray Television Inc.,
            8.000% Cv. Pfd., Ser. C ......... 04/22/02   1,000,000   10,000.0000
  379,703  National Patent Development
            Corp., Warrants,
            expire 08/14/08 ................. 11/24/04        0.00        0.6173
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND




STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $795,784,216) .................. $1,017,302,103
  Cash .......................................................            419
  Foreign currency, at value (cost $167) .....................            171
  Receivable for Fund shares sold ............................      3,557,627
  Dividends and interest receivable ..........................      2,460,515
  Prepaid expense ............................................         21,716
                                                               --------------
  TOTAL ASSETS ...............................................  1,023,342,551
                                                               --------------
LIABILITIES:
  Payable for Fund shares redeemed ...........................      2,090,254
  Payable for investments purchased ..........................        519,046
  Payable for investment advisory fees .......................        869,875
  Payable for distribution fees ..............................        225,164
  Payable for accounting fees ................................         11,375
  Payable for Directors' fees ................................            423
  Other accrued expenses .....................................        235,473
                                                               --------------
  TOTAL LIABILITIES ..........................................      3,951,610
                                                               --------------
  NET ASSETS applicable to 47,745,312
    shares outstanding ....................................... $1,019,390,941
                                                               ==============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ............ $  794,889,126
  Accumulated distributions in excess of
    net investment income ....................................     (2,886,871)
  Accumulated net realized gain on investments
    and foreign currency transactions ........................      5,871,857
  Net unrealized appreciation on investments .................    221,517,887
  Net unrealized depreciation on foreign
    currency translations ....................................         (1,058)
                                                               --------------
  NET ASSETS ................................................. $1,019,390,941
                                                               ==============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($996,116,827 / 46,638,896 shares
    outstanding; 150,000,000 shares authorized) ..............         $21.36
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($10,836,645 / 509,000 shares outstanding;
    50,000,000 shares authorized) ............................         $21.29
                                                                       ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ......................................         $22.59
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($340,737 / 16,359 shares outstanding;
    50,000,000 shares authorized) ............................         $20.83(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($12,096,732 / 581,057 shares outstanding;
    50,000,000 shares authorized) ............................         $20.82(a)
                                                                       ======
--------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $248,893) ..............   $ 11,098,246
  Interest ..................................................      1,133,371
                                                                ------------
  TOTAL INVESTMENT INCOME ...................................     12,231,617
                                                                ------------
EXPENSES:
  Investment advisory fees ..................................      4,592,105
  Distribution fees - Class AAA .............................      1,123,111
  Distribution fees - Class A ...............................         12,148
  Distribution fees - Class B ...............................          1,803
  Distribution fees - Class C ...............................         49,269
  Shareholder services fees .................................        404,482
  Shareholder communications expenses .......................        124,383
  Custodian fees ............................................         57,013
  Registration expenses .....................................         32,218
  Legal and audit fees ......................................         26,701
  Accounting fees ...........................................         22,625
  Directors' fees ...........................................         16,248
  Miscellaneous expenses ....................................         32,740
                                                                ------------
  TOTAL EXPENSES ............................................      6,494,846
  Less: Custodian fee credits ...............................         (4,534)
                                                                ------------
  NET EXPENSES ..............................................      6,490,312
                                                                ------------
  NET INVESTMENT INCOME .....................................      5,741,305
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................     10,413,831
  Net realized loss on foreign
    currency transactions ...................................         (2,753)
                                                                ------------
  Net realized gain on investments and foreign
    currency transactions ...................................     10,411,078
                                                                ------------
  Net change in unrealized appreciation/
    depreciation on investments .............................     59,560,903
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ...........           (382)
                                                                ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................................     59,560,521
                                                                ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY ........................     69,971,599
                                                                ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $ 75,712,904
                                                                ============

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                       SIX MONTHS ENDED
                                                                        MARCH 31, 2007       YEAR ENDED
                                                                          (UNAUDITED)    SEPTEMBER 30, 2006
                                                                       ---------------  -------------------
OPERATIONS:
  Net investment income ............................................   $     5,741,305    $    13,923,606
  Net realized gain on investments and foreign currency transactions        10,411,078         15,512,152
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................        59,560,521         49,558,089
                                                                       ---------------    ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............        75,712,904         78,993,847
                                                                       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................        (8,969,539)       (13,070,105)
    Class A ........................................................           (97,721)          (126,247)
    Class B ........................................................            (3,659)            (2,901)
    Class C ........................................................          (101,180)          (118,288)
                                                                       ---------------    ---------------
                                                                            (9,172,099)       (13,317,541)
                                                                       ---------------    ---------------
  Net realized gain on investments
    Class AAA ......................................................       (18,245,823)        (6,315,010)
    Class A ........................................................          (197,590)           (51,353)
    Class B ........................................................            (8,004)              (532)
    Class C ........................................................          (196,839)           (52,102)
                                                                       ---------------    ---------------
                                                                           (18,648,256)        (6,418,997)
                                                                       ---------------    ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................       (27,820,355)       (19,736,538)
                                                                       ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................       154,828,445        156,224,106
    Class A ........................................................         1,953,328          4,102,822
    Class B ........................................................           (30,250)           305,182
    Class C ........................................................         3,592,875          4,122,904
                                                                       ---------------    ---------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......       160,344,398        164,755,014
                                                                       ---------------    ---------------
  REDEMPTION FEES ..................................................             3,515              7,401
                                                                       ---------------    ---------------
  NET INCREASE IN NET ASSETS .......................................       208,240,462        224,019,724

NET ASSETS:
  Beginning of period ..............................................       811,150,479        587,130,755
                                                                       ---------------    ---------------
  End of period (including undistributed net investment income of
    $0 and $543,923, respectively) .................................   $ 1,019,390,941    $   811,150,479
                                                                       ===============    ===============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================


1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of March 31, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual sources of the distributions are determined after the end of the calendar year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:

         DISTRIBUTIONS PAID FROM:
         Ordinary income
           (inclusive of short-term capital gains) .....$13,317,541
         Net long-term capital gains ...................  6,418,997
                                                        -----------
         Total distributions paid ......................$19,736,538
                                                        ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2007:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                        COST        APPRECIATION   DEPRECIATION    APPRECIATION
                    ------------    ------------   -------------   ------------
  Investments ......$798,838,966    $236,429,601   $(17,966,464)   $218,463,137

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for the Fund no later than its March 31, 2008 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management is evaluating the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2007, other than short-term U.S. Government securities, aggregated $171,192,218 and $38,269,537, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $191,434 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $14,814 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2007, the Fund paid or accrued $22,625 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At March 31, 2007, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended March 31, 2007 was $8,566 with a weighted average interest rate of 6.00%. The maximum amount borrowed at any time during the six months ended March 31, 2007 was $1,559,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2007 and fiscal year ended September 30, 2006 amounted to $3,515 and $7,401, respectively.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv)the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2007                      YEAR ENDED
                                                              (UNAUDITED)                   SEPTEMBER 30, 2006
                                                     ----------------------------      ---------------------------
                                                        SHARES           AMOUNT          SHARES           AMOUNT
                                                     ----------        ----------      ----------      -----------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................ 10,566,027      $222,281,703      16,251,000    $ 309,539,237
Shares issued upon reinvestment of distributions ...  1,225,988        25,313,087         951,459       18,000,990
Shares redeemed .................................... (4,412,419)      (92,766,345)     (8,928,232)    (171,316,121)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................  7,379,596      $154,828,445       8,274,227    $ 156,224,106
                                                     ==========      ============      ==========    =============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................    137,502      $  2,880,649         316,965    $   5,979,164
Shares issued upon reinvestment of distributions ...     11,505           236,852           7,240          137,173
Shares redeemed ....................................    (55,405)       (1,164,173)       (104,070)      (2,013,515)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................     93,602      $  1,953,328         220,135    $   4,102,822
                                                     ==========      ============      ==========    =============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................        262      $      5,476          15,928    $     302,564
Shares issued upon reinvestment of distributions ...        574            11,569             181            3,433
Shares redeemed ....................................     (2,252)          (47,295)            (43)            (815)
                                                     ----------      ------------      ----------    -------------
  Net increase (decrease) ..........................     (1,416)     $    (30,250)         16,066    $     305,182
                                                     ==========      ============      ==========    =============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................    182,934      $  3,761,463         344,076    $   6,388,556
Shares issued upon reinvestment of distributions ...     13,625           275,007           8,157          152,213
Shares redeemed ....................................    (21,542)         (443,595)       (128,826)      (2,417,865)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................    175,017      $  3,592,875         223,407    $   4,122,904
                                                     ==========      ============      ==========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                      INCOME
                            FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
               ----------------------------------------------------   ------------------------------------
                                             Net
               Net Asset                 Realized and       Total                  Net
   Period        Value,        Net        Unrealized        from         Net     Realized
    Ended      Beginning   Investment   Gain/(Loss) on   Investment  Investment   Gain on        Total
September 30   of Period    Income(a)    Investments     Operations    Income   Investments  Distributions
------------   ---------    ---------   --------------   ----------   --------  -----------  -------------
CLASS AAA
  2007(b)       $20.23        $0.13         $ 1.66         $ 1.79      $(0.21)    $(0.45)       $(0.66)
  2006           18.72         0.38           1.68           2.06       (0.36)     (0.19)        (0.55)
  2005           16.73         0.24           2.41           2.65       (0.24)     (0.42)        (0.66)
  2004           14.60         0.23           2.26           2.49       (0.27)     (0.09)        (0.36)
  2003           11.93         0.28           2.64           2.92       (0.25)        --         (0.25)
  2002           13.88         0.23          (1.79)         (1.56)      (0.23)     (0.16)        (0.39)
CLASS A
  2007(b)       $20.17        $0.13         $ 1.65         $ 1.78      $(0.21)    $(0.45)       $(0.66)
  2006           18.66         0.39           1.67           2.06       (0.36)     (0.19)        (0.55)
  2005           16.72         0.20           2.43           2.63       (0.27)     (0.42)        (0.69)
  2004(f)        16.40         0.16           0.43           0.59       (0.20)     (0.07)        (0.27)
CLASS B
  2007(b)       $19.82        $0.05         $ 1.62         $ 1.67      $(0.21)    $(0.45)       $(0.66)
  2006           18.48         0.36           1.53           1.89       (0.36)     (0.19)        (0.55)
  2005           16.62         0.04           2.46           2.50       (0.22)     (0.42)        (0.64)
  2004(f)        16.40         0.07           0.42           0.49       (0.20)     (0.07)        (0.27)
CLASS C
  2007(b)       $19.81        $0.05         $ 1.62         $ 1.67      $(0.21)    $(0.45)       $(0.66)
  2006           18.47         0.24           1.65           1.89       (0.36)     (0.19)        (0.55)
  2005           16.64         0.07           2.43           2.50       (0.25)     (0.42)        (0.67)
  2004(f)        16.40         0.08           0.43           0.51       (0.20)     (0.07)        (0.27)

                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                            -----------------------------------------------------------------

                           Net Asset           Net Assets
   Period                    Value,              End of       Net                  Portfolio
    Ended       Redemption   End of    Total     Period   Investment   Operating   Turnover
September 30      Fees(a)    Period   Return+  (in 000's)   Income     Expenses      Rate
------------    ----------   ------   -------   --------   --------    ---------   ----------
CLASS AAA
  2007(b)        $0.00(c)    $21.36     8.98%   $996,117   1.26%(d)     1.41%(d)       4%
  2006            0.00(c)     20.23    11.25     794,375   1.98         1.46(e)       14
  2005            0.00(c)     18.72    16.09     580,081   1.33         1.46          11
  2004              --        16.73    17.13     355,321   1.42         1.49          12
  2003              --        14.60    24.59     261,777   2.09         1.49          27
  2002              --        11.93   (11.58)    162,938   1.75         1.50          12
CLASS A
  2007(b)        $0.00(c)    $21.29     8.96%   $ 10,836   1.25%(d)     1.41%(d)       4%
  2006            0.00(c)     20.17    11.29       8,379   2.02         1.46(e)       14
  2005            0.00(c)     18.66    15.99       3,644   1.08         1.50          11
  2004(f)           --        16.72     3.62         124   1.33(d)      1.49(d)       12
CLASS B
  2007(b)        $0.00(c)    $20.83     8.56%   $    341   0.50%(d)     2.16%(d)       4%
  2006            0.00(c)     19.82    10.46         352   1.91         2.21(e)       14
  2005            0.00(c)     18.48    15.28          32   0.20         2.22          11
  2004(f)           --        16.62     3.00           1   0.56(d)      2.24(d)       12
CLASS C
  2007(b)        $0.00(c)    $20.82     8.56%   $ 12,097   0.50%(d)     2.16%(d)       4%
  2006            0.00(c)     19.81    10.46       8,044   1.26         2.21(e)       14
  2005            0.00(c)     18.47    15.24       3,374   0.37         2.24          11
  2004(f)           --        16.64     3.13          79   0.62(d)      2.24(d)       12

----------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ending March 31, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the period ended March 31, 2007 were minimal.
(f) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.




                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The independent directors noted that the Fund's performance was in the top one-third of the funds in its category for all relevant periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The independent directors noted that the Fund's expense ratios and the Fund's size were above average within this group. The independent directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The independent directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The independent directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Robert J. Morrissey
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                 MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT                                         SECRETARY

Agnes Mullady                                     Peter D. Goldstein
TREASURER                                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP







--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q107SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                                      THE
                                                      GABELLI
                                                      EQUITY
                                                      INCOME
                                                      FUND






                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2007

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2007


TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund outperformed both its small cap benchmark, the Russell 2000 Index, and the Standard & Poor's ("S&P") 500 Index for the six months ended March 31, 2007. During this period, the Fund rose 13.34% versus gains of 11.02% for the Russell 2000 Index, 7.38% for the S&P 500 Index, and 12.49% for the Value Line Composite Index.

COMPARATIVE RESULTS
------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)(B)
                                     -----------------------------------------------------
                                                                                                    Since
                                                                    Six                           Inception
                                                       Quarter    Months     1 Year     3 Year   (12/31/02)*
------------------------------------------------------------------------------------------------------------
 GABELLI WOODLAND SMALL CAP VALUE FUND CLASS AAA ....  1.81%      13.34%      5.01%     11.25%     14.06%
 Russell 2000 Index .................................  1.95       11.02       5.91      12.00      20.36
 S&P 500 Index ......................................  0.64        7.38      11.82      10.05      13.98
 Value Line Composite Index .........................  3.76       12.49       9.77      12.59      20.70
 Class A ............................................  1.97       13.60       5.18      11.39      14.13
                                                      (3.90)(c)    7.07(c)   (0.87)(c)   9.21(c)   12.55(c)
 Class B ............................................  1.36       12.98       4.10      10.91      13.96
                                                      (3.64)(d)    7.98(d)   (0.90)(d)  10.09(d)   13.49(d)
 Class C ............................................  1.60       12.94       4.21      10.49      13.32
                                                       0.60(e)    11.94(e)    3.21(e)   10.49      13.32

 THE CURRENT GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.31%, 2.31%, 3.06%, AND 3.06%, RESPECTIVELY. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2007 IS 2.00%, 2.00%, 2.75%, AND 2.75%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR,
     THREE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
 * PERFORMANCE IS CALCULATED SINCE INCEPTION OF CLASS AAA SHARES ON DECEMBER 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   10/01/06         03/31/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,133.40        2.02%      $10.80
Class A            $1,000.00       $1,136.00        2.02%      $10.82
Class B            $1,000.00       $1,129.80        2.77%      $14.79
Class C            $1,000.00       $1,129.40        2.77%      $14.79
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,014.94        2.02%      $10.20
Class A            $1,000.00       $1,014.94        2.02%      $10.20
Class B            $1,000.00       $1,011.18        2.77%      $13.97
Class C            $1,000.00       $1,011.18        2.77%      $13.97

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2007:


THE GABELLI WOODLAND SMALL CAP VALUE FUND

Equipment and Supplies ............................  10.2%
Diversified Industrial ............................   8.7%
Food and Beverage .................................   8.3%
Consumer Products .................................   8.3%
Business Services .................................   7.9%
Financial Services ................................   7.4%
Computer Software and Services ....................   6.9%
Health Care .......................................   6.9%
Hotels and Gaming .................................   6.6%
U.S. Government Obligations .......................   5.5%
Entertainment .....................................   4.6%
Energy and Utilities ..............................   4.1%
Specialty Chemicals ...............................   3.4%
Aerospace .........................................   3.0%
Aviation: Parts and Services ......................   2.9%
Retail ............................................   2.5%
Communications Equipment ..........................   1.7%
Automotive: Parts and Accessories .................   1.4%
Other Assets and Liabilities (Net) ................  (0.3)%
                                                    -------
                                                    100.0%
                                                    =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                                  MARKET
       SHARES                                        COST          VALUE
       ------                                        ----         ------
              COMMON STOCKS -- 94.8%
              AEROSPACE -- 3.0%
       3,275  Alliant Techsystems Inc.+ ...........$  149,145   $  287,938
                                                   ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
       6,240  Midas Inc.+ .........................   122,584      134,597
                                                   ----------   ----------
              AVIATION: PARTS AND SERVICES -- 2.9%
      10,675  EDO Corp. ...........................   289,034      279,685
                                                   ----------   ----------
              BUSINESS SERVICES -- 7.9%
      41,700  AMICAS Inc.+ ........................   189,424      118,428
       7,890  Deluxe Corp. ........................   193,110      264,552
       3,680  Imation Corp. .......................   155,361      148,598
       3,580  The Brink's Co. .....................    86,901      227,151
                                                   ----------   ----------
                                                      624,796      758,729
                                                   ----------   ----------
              COMMUNICATIONS EQUIPMENT -- 1.7%
      15,320  Andrew Corp.+ .......................   168,324      162,239
                                                   ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 6.9%
      17,040  eResearch Technology Inc.+ ..........   124,779      133,935
       3,340  John H. Harland Co. .................   114,989      171,108
      33,280  Lawson Software Inc.+ ...............   252,294      269,235
       9,760  ProQuest Co.+ .......................   130,162       87,840
                                                   ----------   ----------
                                                      622,224      662,118
                                                   ----------   ----------
              CONSUMER PRODUCTS -- 8.3%
      10,130  Alberto-Culver Co. ..................   217,343      231,775
      13,490  Callaway Golf Co. ...................   212,181      212,602
       4,435  Church & Dwight Co. Inc. ............    96,869      223,302
      13,530  Sally Beauty Holdings Inc.+ .........   111,710      124,341
                                                   ----------   ----------
                                                      638,103      792,020
                                                   ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 8.7%
      11,180  Griffon Corp.+ ......................   238,951      276,705
      30,600  Magnetek Inc.+ ......................   152,731      154,224
       5,250  Texas Industries Inc. ...............   182,727      396,532
                                                   ----------   ----------
                                                      574,409      827,461
                                                   ----------   ----------
              ENERGY AND UTILITIES -- 4.1%
       2,879  ALLETE Inc. .........................    82,983      134,219
       5,420  Comstock Resources Inc.+ ............   152,169      148,400
       5,740  Mariner Energy Inc.+ ................   106,895      109,806
                                                   ----------   ----------
                                                      342,047      392,425
                                                   ----------   ----------
              ENTERTAINMENT -- 4.6%
      17,080  Discovery Holding Co., Cl. A+ .......   263,567      326,740
       3,430  Steinway Musical Instruments Inc. ...   117,419      110,686
                                                   ----------   ----------
                                                      380,986      437,426
                                                   ----------   ----------
              EQUIPMENT AND SUPPLIES -- 10.2%
      17,220  C&D Technologies Inc. ...............    95,800       86,617
      35,900  FSI International Inc.+ .............   214,190      160,473
       6,295  Mueller Water Products Inc., Cl. B ..   110,766       84,290
      11,360  Tennant Co. .........................   215,393      357,726
       5,690  Toro Co. ............................   147,245      291,556
                                                   ----------   ----------
                                                      783,394      980,662
                                                   ----------   ----------

                                                                  MARKET
       SHARES                                         COST         VALUE
       ------                                         ----        ------
              FINANCIAL SERVICES -- 7.4%
      11,540  Franklin Bank Corp.+ ................$  195,803   $  206,220
       3,430  Hilb Rogal & Hobbs Co. ..............   145,621      168,241
      14,700  NewAlliance Bancshares Inc. .........   218,159      238,287
       5,880  USI Holdings Corp.+ .................    73,272       99,078
                                                   ----------   ----------
                                                      632,855      711,826
                                                   ----------   ----------
              FOOD AND BEVERAGE -- 8.3%
      29,000  Buca Inc.+ ..........................   154,972      159,500
       4,180  H.J. Heinz Co. ......................   160,116      196,962
       4,620  PepsiAmericas Inc. ..................    72,529      103,118
      13,580  Triarc Cos. Inc., Cl. A .............   159,346      254,354
       4,880  Triarc Cos. Inc., Cl. B .............    56,528       83,887
                                                   ----------   ----------
                                                      603,491      797,821
                                                   ----------   ----------
              HEALTH CARE -- 6.9%
       6,872  Lifecore Biomedical Inc.+ ...........    85,919      128,987
       5,130  PolyMedica Corp. ....................   175,042      217,153
       8,686  SurModics Inc.+ .....................   252,216      312,696
                                                   ----------   ----------
                                                      513,177      658,836
                                                   ----------   ----------
              HOTELS AND GAMING -- 6.6%
       6,260  Gaylord Entertainment Co.+ ..........   162,478      330,966
       4,160  Marcus Corp. ........................    99,220       96,762
       3,730  Vail Resorts Inc.+ ..................    89,453      202,651
                                                   ----------   ----------
                                                      351,151      630,379
                                                   ----------   ----------
              RETAIL -- 2.5%
      25,863  dELiA*s Inc.+ .......................   196,444      237,422
                                                   ----------   ----------
              SPECIALTY CHEMICALS -- 3.4%
       5,100  Arch Chemicals Inc. .................   148,969      159,222
       2,230  FMC Corp. ...........................   162,098      168,209
                                                   ----------   ----------
                                                      311,067      327,431
                                                   ----------   ----------
              TOTAL COMMON STOCKS ................. 7,303,231    9,079,015
                                                   ----------   ----------
     PRINCIPAL
      AMOUNT
     -------
              U.S. GOVERNMENT OBLIGATIONS -- 5.5%
   $528,000   U.S. Treasury Bill,
                5.211%++, 04/05/07 ................   527,774      527,774
                                                   ----------   ----------
              TOTAL
                INVESTMENTS -- 100.3% .............$7,831,005    9,606,789
                                                   ==========
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.3)% ....................   (30,317)
                                                                ----------
              NET ASSETS -- 100.0% .............................$9,576,472
                                                                ==========
----------------
+  Non-income producing security.
++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $7,831,005) ........................ $9,606,789
  Cash ...........................................................     23,870
  Dividends receivable ...........................................      4,824
  Receivable for Fund shares sold ................................      1,826
  Prepaid expense ................................................      8,307
                                                                   ----------
  TOTAL ASSETS ...................................................  9,645,616
                                                                   ----------
LIABILITIES:
  Payable for legal and audit fees ...............................     26,035
  Payable for Fund shares redeemed ...............................     18,310
  Payable for investment advisory fees ...........................      4,449
  Payable for distribution fees ..................................      2,329
  Payable for shareholder
    communications expenses ......................................     13,086
  Payable for shareholder services fees ..........................      3,516
  Other accrued expenses .........................................      1,419
                                                                   ----------
  TOTAL LIABILITIES ..............................................     69,144
                                                                   ----------
  NET ASSETS applicable to 809,592
    shares outstanding ........................................... $9,576,472
                                                                   ==========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ................ $7,341,068
  Accumulated net investment income ..............................     47,119
  Accumulated net realized gain on investments ...................    412,501
  Net unrealized appreciation on investments .....................  1,775,784
                                                                   ----------
  NET ASSETS ..................................................... $9,576,472
                                                                   ==========

SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($9,135,646 / 771,343
    shares outstanding; 100,000,000 shares
    authorized) ..................................................     $11.84
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($60,670 / 5,091 shares outstanding;
    50,000,000 shares authorized) ................................     $11.92
                                                                       ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ..........................................     $12.65
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($174 / 14.65 shares outstanding;
    50,000,000 shares authorized) ................................     $11.88(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($379,982 / 33,143 shares outstanding;
    50,000,000 shares authorized) ................................     $11.46(a)
                                                                       ======
-------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends .................................................    $   181,019
  Interest ..................................................          7,564
                                                                 -----------
  TOTAL INVESTMENT INCOME ...................................        188,583
                                                                 -----------
EXPENSES:
  Investment advisory fees ..................................         49,824
  Distribution fees - Class AAA .............................         11,824
  Distribution fees - Class A ...............................             97
  Distribution fees - Class B ...............................              1
  Distribution fees - Class C ...............................          2,139
  Legal and audit fees ......................................         15,265
  Registration expenses .....................................         12,911
  Shareholder communications expenses .......................         12,352
  Shareholder services fees .................................          7,320
  Custodian fees ............................................          3,366
  Interest expense ..........................................            991
  Directors' fees ...........................................            194
  Miscellaneous expenses ....................................          2,587
                                                                 -----------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY ADVISER ..........................        118,871
                                                                 -----------
  LESS:
    Fees waived and expenses reimbursed
      by Adviser ............................................        (16,685)
    Custodian fee credits ...................................           (110)
                                                                 -----------
  NET EXPENSES ..............................................        102,076
                                                                 -----------
  NET INVESTMENT INCOME .....................................         86,507
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments ..........................        709,754
  Net change in unrealized appreciation/
    depreciation on investments .............................        467,946
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS ............................................      1,177,700
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................................    $ 1,264,207
                                                                 ===========

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                SIX MONTHS ENDED
                                                                                 MARCH 31, 2007        YEAR ENDED
                                                                                   (UNAUDITED)      SEPTEMBER 30, 2006
                                                                                   ------------     ------------------
OPERATIONS:
  Net investment income (loss) ............................................        $     86,507        $    (93,708)
  Net realized gain on investments ........................................             709,754           2,164,088
  Net change in unrealized appreciation/depreciation on investments .......             467,946          (2,049,195)
                                                                                   ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................           1,264,207              21,185
                                                                                   ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .............................................................             (39,315)                 --
    Class A ...............................................................                 (73)                 --
                                                                                   ------------        ------------
                                                                                        (39,388)                 --
                                                                                   ------------        ------------
  Net realized gain on investments
    Class AAA .............................................................          (2,044,420)           (973,344)
    Class A ...............................................................             (10,470)             (9,260)
    Class B ...............................................................                 (36)                (13)
    Class C ...............................................................             (99,535)            (24,564)
                                                                                   ------------        ------------
                                                                                     (2,154,461)         (1,007,181)
                                                                                   ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................          (2,193,849)         (1,007,181)
                                                                                   ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .............................................................             883,790          (1,759,221)
    Class A ...............................................................             (40,998)              2,012
    Class B ...............................................................                  36                  13
    Class C ...............................................................               1,753             268,884
                                                                                   ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...             844,581          (1,488,312)
                                                                                   ------------        ------------
  REDEMPTION FEES .........................................................                   3                   1
                                                                                   ------------        ------------
  NET DECREASE IN NET ASSETS ..............................................             (85,058)         (2,474,307)

NET ASSETS:
  Beginning of period .....................................................           9,661,530          12,135,837
                                                                                   ------------        ------------
  End of period (including undistributed net investment income of
    $47,119 and $0, respectively) .........................................        $  9,576,472        $  9,661,530
                                                                                   ============        ============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund's Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirement of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2007, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:

                  DISTRIBUTIONS PAID FROM:
                  Ordinary income
                    (inclusive of short-term capital gains) ...         --
                  Net long-term capital gains ................. $1,007,181
                                                                ----------
                  Total distributions paid .................... $1,007,181
                                                                ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2007:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                           COST     APPRECIATION   DEPRECIATION    APPRECIATION
                           ----     ------------   ------------   -------------
  Investments ......... $7,834,414   $2,013,636     $(241,261)      $1,772,375

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for the Fund no later than its March 31, 2008 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management is evaluating the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C Shares, respectively. For the six months ended March 31, 2007, the Adviser reimbursed the Fund in the amount of $16,685. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At March 31, 2007, the cumulative amount which the Fund may repay the Adviser is $110,389.

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2007, other than short-term U.S. Government securities, aggregated $2,529,436 and $3,981,837, respectively.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $512 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $1,497 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At March 31, 2007, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended March 31, 2007 was $26,989 with a weighted average interest rate of 6.03%. The maximum amount borrowed at any time during the six months ended March 31, 2007 was $395,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2007 and the fiscal year ended September 30, 2006 amounted to $3 and $1, respectively.

The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv)the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2007                    YEAR ENDED
                                                                  (UNAUDITED)                 SEPTEMBER 30, 2006
                                                            ------------------------         -----------------------
                                                              SHARES        AMOUNT             SHARES      AMOUNT
                                                            ---------    -----------         ---------   -----------
                                                                   CLASS AAA                        CLASS AAA
                                                            ------------------------         -----------------------
Shares sold ...............................................   24,512     $   322,692           75,819    $ 1,059,134
Shares issued upon reinvestment of distributions ..........  168,367       1,958,111           69,511        930,753
Shares redeemed ........................................... (106,043)     (1,397,013)        (269,630)    (3,749,108)
                                                            --------     -----------         --------    -----------
  Net increase/(decrease) .................................   86,836     $   883,790         (124,300)   $(1,759,221)
                                                            ========     ===========         ========    ===========
                                                                    CLASS A                          CLASS A
                                                            ------------------------         -----------------------
Shares sold ...............................................    1,239     $    16,101            1,276    $    17,788
Shares issued upon reinvestment of distributions ..........      902          10,543              691          9,260
Shares redeemed ...........................................   (4,553)        (67,642)          (1,812)       (25,036)
                                                            --------     -----------         --------    -----------
  Net increase/(decrease) .................................   (2,412)    $   (40,998)             155    $     2,012
                                                            ========     ===========         ========    ===========
                                                                    CLASS B                          CLASS B
                                                            ------------------------         -----------------------
Shares issued upon reinvestment of distributions ..........        3     $        36                1    $        13
                                                            --------     -----------         --------    -----------
  Net increase ............................................        3     $        36                1    $        13
                                                            ========     ===========         ========    ===========
                                                                    CLASS C                          CLASS C
                                                            ------------------------         -----------------------
Shares sold ...............................................      540     $     6,300           18,046    $   249,342
Shares issued upon reinvestment of distributions ..........    8,824          99,535            1,872         24,565
Shares redeemed ...........................................   (8,887)       (104,082)            (378)        (5,023)
                                                            --------     -----------         --------    -----------
  Net increase ............................................      477     $     1,753           19,540    $   268,884
                                                            ========     ===========         ========    ===========

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                    FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
                              -------------------------------------    --------------------------------------
                                               Net
                Net Asset        Net       Realized and    Total                      Net
    Period        Value,      Investment    Unrealized      from           Net     Realized
    Ended       Beginning       Income/       Gain on    Investment    Investment   Gain on         Total
September 30    of Period     (Loss)(a)     Investments  Operations      Income   Investments   Distributions
------------    ---------     ----------    -----------  ----------    ---------- -----------   -------------
CLASS AAA
  2007(d)        $13.35         $ 0.11         $1.61       $ 1.72        $(0.06)    $(3.17)        $(3.23)
  2006            14.64         (0.12)          0.07        (0.05)           --      (1.24)         (1.24)
  2005            12.79         (0.11)          2.69         2.58            --      (0.73)         (0.73)
  2004            10.58         (0.14)          2.38         2.24            --      (0.03)         (0.03)
  2003(h)         10.00         (0.07)          0.65         0.58            --         --             --
CLASS A
  2007(d)        $13.36         $ 0.18         $1.57       $ 1.75        $(0.02)    $(3.17)        $(3.19)
  2006            14.65         (0.12)          0.07        (0.05)           --      (1.24)         (1.24)
  2005            12.79         (0.09)          2.68         2.59            --      (0.73)         (0.73)
  2004            10.57         (0.14)          2.39         2.25            --      (0.03)         (0.03)
  2003(h)         10.00         (0.07)          0.64         0.57            --         --             --
CLASS B
  2007(d)        $13.37         $ 0.05         $1.63       $ 1.68            --     $(3.17)        $(3.17)
  2006            14.77         (0.25)          0.09        (0.16)           --      (1.24)         (1.24)
  2005            12.98         (0.21)          2.73         2.52            --      (0.73)         (0.73)
  2004            10.59          0.02           2.40         2.42            --      (0.03)         (0.03)
  2003(h)         10.00         (0.12)          0.71         0.59            --         --             --
CLASS C
  2007(d)        $13.00         $ 0.06         $1.57       $ 1.63            --     $(3.17)        $(3.17)
  2006            14.39         (0.21)          0.06        (0.15)           --      (1.24)         (1.24)
  2005            12.66         (0.20)          2.66         2.46            --      (0.73)         (0.73)
  2004            10.55         (0.23)          2.37         2.14            --      (0.03)         (0.03)
  2003(h)         10.00         (0.11)          0.66         0.55            --         --             --

                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                          ----------------------------------------------------------------------------------
                                                                         Expenses     Expenses
                          Net Asset             Net Assets                Net of       Before
    Period                  Value,                End of        Net       Waivers/     Waivers/   Portfolio
    Ended      Redemption   End of     Total     Period     Investment   Reimburse-   Reimburse-   Turnover
September 30     Fees(a)    Period    Return+  (in 000's)  Income/(Loss)   ments(b)     ments(c)     Rate
------------   ----------   ------    -------   --------   ------------- ----------   ----------  ----------
CLASS AAA
  2007(d)       $0.00(e)   $11.84      13.34%   $ 9,135       1.76%(f)     2.02%(f)     2.35%(f)      26%
  2006           0.00(e)    13.35      (0.35)     9,137      (0.84)        2.01         2.31          59
  2005           0.00(e)    14.64      20.67     11,839      (0.78)        2.01(g)      2.99          35
  2004             --       12.79      21.22      3,388      (1.14)        2.00         5.94          45
  2003(h)          --       10.58       5.80      2,323      (0.97)(f)     2.00(f)     15.05(f)       39
CLASS A
  2007(d)       $0.00(e)   $11.92      13.60%   $    61       2.66%(f)     2.02%(f)     2.35%(f)      26%
  2006           0.00(e)    13.36      (0.36)       100      (0.83)        2.01         2.31          59
  2005           0.00(e)    14.65      20.76        108      (0.68)        2.01(g)      3.17          35
  2004             --       12.79      21.34         47      (1.16)        2.00         5.94          45
  2003(h)          --       10.57       5.70          3      (0.97)(f)     2.00(f)     15.05(f)       39
CLASS B
  2007(d)       $0.00(e)   $11.88      12.98%   $   0.1       0.75%(f)     2.77%(f)     3.10%(f)      26%
  2006           0.00(e)    13.37      (1.19)       0.1      (1.77)        2.76         3.06          59
  2005           0.00(e)    14.77      19.86        0.1      (1.50)        2.75(g)      3.87          35
  2004             --       12.98      22.91        0.1       0.18         2.75         6.69          45
  2003(h)          --       10.59       5.90        0.1      (1.72)(f)     2.75(f)     15.80(f)       39
CLASS C
  2007(d)       $0.00(e)   $11.46      12.94%   $   380       0.99%(f)     2.77%(f)     3.10%(f)      26%
  2006           0.00(e)    13.00      (1.11)       425      (1.58)        2.76         3.06          59
  2005           0.00(e)    14.39      19.91        189      (1.46)        2.76(g)      3.87          35
  2004             --       12.66      20.33         41      (1.88)        2.75         6.69          45
  2003(h)          --       10.55       5.50        118      (1.72)(f)     2.75(f)     15.80(f)       39

--------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended March 31, 2007 and the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class AAA), 2.00% and 2.00% (Class A), 2.75% and 2.75% (Class B), and 2.75% and 2.75% (Class C), respectively.
(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) For the period ended March 31, 2007, unaudited.
(e) Amount represents less than $0.005 per share.
(f) Annualized.
(g) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.00%, 2.75% and 2.75% for Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the periods ended March 31, 2007 and September 30, 2006 were minimal.
(h) From commencement of investment operations on December 31, 2002 through September 30, 2003.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2007, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the one and three year performance of the Fund since inception against a peer group of small cap value and core funds. The independent directors noted that the Fund's performance was below average for the three year period and approximately average for the one year period. The independent directors also noted the relative youth of the Fund and that the Fund's performance improved relative to its peers as it passed out of its ramp-up phase.

PROFITABILITY. The independent directors reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent directors also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The independent directors noted that the Fund's expense ratios after waivers were above and the Fund's size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The independent directors also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The independent directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an improving performance record during its limited life. The independent directors also concluded that the Fund's expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The independent directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                              Robert J. Morrissey
CHAIRMAN AND CHIEF                                 ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                  MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                                Anthony R. Pustorino
ATTORNEY-AT-LAW                                    CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                          PROFESSOR EMERITUS
                                                   PACE UNIVERSITY

Vincent D. Enright                                 Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                       CHAIRMAN
AND CHIEF FINANCIAL OFFICER                        BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                    Salvatore J. Zizza
SENIOR VICE PRESIDENT                              CHAIRMAN
GABELLI & COMPANY, INC.                            ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                            Bruce N. Alpert
PORTFOLIO MANAGER                                  PRESIDENT

James E. McKee                                     Peter D. Goldstein
SECRETARY                                          CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q107SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                THE
                                                GABELLI
                                                WOODLAND
                                                SMALL CAP
                                                VALUE
                                                FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       5/29/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       5/29/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       5/29/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.